UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08134
Eaton Vance Municipals II Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
January 31
Date of Fiscal Year End
July 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report July 31, 2009

EATON VANCE MUNICIPALS TRUST II

Hawaii

Insured Municipals

Kansas

S e m i a n n u a l R e p o r t J u l y 3 1 , 2 0 0 9 EATON VANCE MUNICIPALS TRUST II

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipals Funds as of July 31, 2009
TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition
Hawaii	4
Insured Municipals	6
Kansas	8

Fund Expenses	10

Financial Statements	12

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	43

Officers and Trustees	46

Eaton Vance Municipals Funds as of July 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions
During the six-month period ending July 31, 2009, investors began to see signs of hope as the capital markets generally rallied and began to stabilize. Despite continued economic weakness — the U.S. economy contracted in the first and second quarters of 2009 by annualized rates of 6.4% and 1.0%, respectively, according to the U.S. Department of Commerce — the Obama administration’s massive spending proposals served as a catalyst for optimism. A gradual upturn in the housing market was bolstered by historically low mortgage rates, an $8,000 tax credit for first-time home buyers that was part of President Obama’s stimulus legislation, and a plethora of distressed properties on the market. Unemployment, on the other hand, rose to 9.4% in July 2009 from 7.6% in January 2009.
On February 17, 2009, President Obama signed a historic $787 billion stimulus program into law and outlined a $50 billion foreclosure rescue plan. These programs followed the $700 billion financial institution rescue legislation passed last fall. Additionally, the U.S. Federal Reserve kept the federal funds rate in a range of 0.00% to 0.25%.
During the six-month period, municipals continued the rally that had begun in mid-December 2008, although they pulled back somewhat heading into the summer months. Still, returns for municipals were solid for the six-month period. The Barclays Capital Municipal Bond Index (the Index) — a broad-based, unmanaged index of municipal bonds — gained 4.38%, while many state Lipper classifications had average returns ranging from 4.50% to 6.50% for the six-month period.1

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
Relative to the Index, the Funds outperformed for the six-month period ending July 31, 2009. The six-month results reflect several factors, including strong demand for longer-maturity municipal bonds and the ebbing of negative technical factors that had plagued the municipal market throughout 2008. December 2008 proved to be an important demarcation point for the municipal market, as municipal spreads reached all-time peaks during the month amid especially high uncertainty in the markets. In the first half of 2009, the municipal market witnessed a dramatic rebound as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008 and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by legislative efforts aimed at supporting the municipal market, much of which focused on reducing tax-exempt municipal supply through the Build America Bonds program and the federal stimulus provided to states through the American Recovery & Reinvestment Act of 2009. The result of these events during the period was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While the price declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities during the first half of 2009, thus providing the basis for much of the Funds’ outperformance relative to the Index. Higher allocations to revenue bonds also contributed positively as general obligation bonds trailed revenue issues during the period.

[1]	It is not possible to invest directly in an Index or a Lipper classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total returns are the average total returns, at net asset value, of the funds that are in the same Lipper classification as the Funds.

Eaton Vance Municipals Funds as of July 31, 2009
INVESTMENT UPDATE
As we move ahead, we recognize that many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage municipals in this environment — like in all others — with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on careful credit research and our decades of experience in the municipal market, has served municipal investors well over the long term.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Hawaii Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Robert B. MacIntosh, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETHWX	EVHWX	ECHWX
Average Annual Total Returns (at net asset value)
Six Months	7.45%	7.12%	7.12%
One Year	-1.84	-2.54	-2.54
Five Years	1.26	0.53	N.A.
Ten Years	3.24	2.49	N.A.
Life of Fund†	3.60	3.10	-3.96
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	2.40%	2.12%	6.12%
One Year	-6.48	-7.23	-3.47
Five Years	0.28	0.19	N.A.
Ten Years	2.75	2.49	N.A.
Life of Fund†	3.27	3.10	-3.96

†	Inception dates: Class A: 3/14/94; Class B: 3/2/94; Class C: 10/1/07

Total Annual
Operating Expenses[2]	Class A	Class B	Class C
Expense Ratio	1.07%	1.81%	1.82%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate[3]	3.97%	3.21%	3.21%
Taxable-Equivalent Distribution Rate[3,4]	6.86	5.55	5.55
SEC 30-day Yield[5]	3.47	2.90	2.89
Taxable-Equivalent SEC 30-day Yield[4,5]	6.00	5.01	5.00
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index
Six Months	4.38%	8.68%
One Year	5.11	0.05
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification
Six Months	5.74%
One Year	2.36
Five Years	2.84
Ten Years	3.82

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
1    Six-month returns are cumulative. Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of expenses to the investment adviser, the total returns would be lower. 2 Source: Prospectus dated 6/1/09. Includes interest expense of 0.14% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. 4 Taxable-equivalent figures assume a maximum 42.15% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 142, 142, 125 and 111 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Hawaii Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION

Rating Distribution*[1]

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 7/31/09 is as follows, and the average rating is AA-.

AAA	23.2%
AA	41.8%
A	15.0%
BBB	18.6%
B	1.4%

Fund Statistics[2]

• Number of Issues:	49

• Average Maturity:	18.1 years

• Average Effective Maturity:	14.3 years

• Average Call Protection:	7.5 years

• Average Dollar Price:	$ 93.71

• TOB Leverage[3]:	1.3%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. TOB leverage represents the amount of Floating Rate Notes outstanding at 7/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Insured Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EAFIX	EBFIX	EFICX
Average Annual Total Returns (at net asset value)
Six Months	7.34%	7.01%	6.89%
One Year	-2.09	-2.83	-2.83
Five Years	1.41	0.69	N.A.
Ten Years	3.47	2.71	N.A.
Life of Fund†	4.67	3.87	-1.01
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	2.21%	2.01%	5.89%
One Year	-6.71	-7.50	-3.76
Five Years	0.42	0.36	N.A.
Ten Years	2.97	2.71	N.A.
Life of Fund†	4.34	3.87	-1.01

†	Inception dates: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C
Expense Ratio	1.07%	1.82%	1.81%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate[3]	4.46%	3.74%	3.75%
Taxable-Equivalent Distribution Rate[3,4]	6.86	5.75	5.77
SEC 30-day Yield[5]	4.31	3.77	3.77
Taxable-Equivalent SEC 30-day Yield[4,5]	6.63	5.80	5.80
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index
Six Months	4.38%	8.68%
One Year	5.11	0.05
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper Insured Municipal Debt Funds Classification
Six Months	4.56%
One Year	2.47
Five Years	2.58
Ten Years	3.82

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
1   Six-month returns are cumulative. Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 6/1/09. Includes interest expense of 0.17% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds Classification contained 30, 30, 26 and 24 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Insured Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION

Rating Distribution*[1]

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 7/31/09 is as follows, and the average rating is AA.

AAA	44.2%
AA	32.1%
A	17.8%
BBB	3.6%
Not Rated	2.3%

Fund Statistics[2]

• Number of Issues:	75

• Average Maturity:	24.6 years

• Average Effective Maturity:	17.3 years

• Average Call Protection:	10.4 years

• Average Dollar Price:	$94.17

• TOB Leverage[3]:	3.3%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. TOB leverage represents the amount of Floating Rate Notes outstanding at 7/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Kansas Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Adam Weigold, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbols	ETKSX	EVKSX	ECKSX
Average Annual Total Returns (at net asset value)
Six Months	6.83%	6.47%	6.47%
One Year	-0.54	-1.24	-1.23
Five Years	1.99	1.28	N.A.
Ten Years	3.87	3.11	N.A.
Life of Fund†	4.33	3.72	0.24
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	1.81%	1.47%	5.47%
One Year	-5.27	-6.00	-2.18
Five Years	1.01	0.94	N.A.
Ten Years	3.36	3.11	N.A.
Life of Fund†	4.00	3.72	0.24

†	Inception dates: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C
Expense Ratio	0.83%	1.58%	1.58%

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate[3]	3.97%	3.22%	3.21%
Taxable-Equivalent Distribution Rate[3,4]	6.53	5.30	5.28
SEC 30-day Yield[5]	3.91	3.36	3.36
Taxable-Equivalent SEC 30-day Yield[4,5]	6.43	5.53	5.53
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index
Six Months	4.38%	8.68%
One Year	5.11	0.05
Five Years	4.21	3.37
Ten Years	5.14	4.87
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification
Six Months	5.74%
One Year	2.36
Five Years	2.84
Ten Years	3.82

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
1   Six-month returns are cumulative. Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 6/1/09. Includes interest expense of 0.06% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. 4 Taxable-equivalent figures assume a maximum 39.19% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 142, 142, 125 and 111 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Kansas Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION

Rating Distribution*[1]

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 7/31/09 is as follows, and the average rating is AA-.

AAA	33.3%
AA	27.1%
A	30.5%
BBB	3.3%
Not Rated	5.8%

Fund Statistics[2]

• Number of Issues:	74

• Average Maturity:	20.0 years

• Average Effective Maturity:	14.1 years

• Average Call Protection:	8.1 years

• Average Dollar Price:	$93.71

• TOB Leverage[3]:	0.9%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. TOB leverage represents the amount of Floating Rate Notes outstanding at 7/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Municipals Funds as of July 31, 2009

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 – July 31, 2009).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hawaii Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,074.50	$5.86	**
Class B	$1,000.00	$1,071.20	$9.71	**
Class C	$1,000.00	$1,071.20	$9.71	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.71	**
Class B	$1,000.00	$1,015.40	$9.44	**
Class C	$1,000.00	$1,015.40	$9.44	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% for Class A shares, 1.89% for Class B shares and 1.89% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

**	Absent an allocation of expenses to the investment adviser, the expenses would be higher.

Eaton Vance Municipals Funds as of July 31, 2009

FUND EXPENSES CONT’D

Eaton Vance Insured Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,073.40	$4.94
Class B	$1,000.00	$1,070.10	$8.78
Class C	$1,000.00	$1,068.90	$8.77

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.81
Class B	$1,000.00	$1,016.30	$8.55
Class C	$1,000.00	$1,016.30	$8.55

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96% for Class A shares, 1.71% for Class B shares and 1.71% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

Eaton Vance Kansas Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,068.30	$4.36
Class B	$1,000.00	$1,064.70	$8.19
Class C	$1,000.00	$1,064.70	$8.14

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.26
Class B	$1,000.00	$1,016.90	$8.00
Class C	$1,000.00	$1,016.90	$7.95

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares and 1.59% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

Eaton Vance Hawaii Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.1%

Principal Amount
(000’s omitted)	Security	Value

Escrowed / Prerefunded — 9.2%

$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$877,110
200	Honolulu, Escrowed to Maturity, 5.25%, 10/1/12	227,064
95	Honolulu, Escrowed to Maturity, 6.00%, 1/1/10(1)	97,251
500	Puerto Rico Electric Power Authority, Escrowed to Various Dates, 0.00%, 7/1/17	365,315

		$1,566,740

General Obligations — 3.1%

$305	Maui County, 5.00%, 3/1/21	$316,614
285	Puerto Rico, 0.00%, 7/1/15	206,802

		$523,416

Hospital — 10.9%

$400	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	$390,212
400	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35	408,156
100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	90,717
400	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	383,556
95	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	82,595
500	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	496,760

		$1,851,996

Industrial Development Revenue — 4.3%

$300	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$242,745
600	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	496,638

		$739,383

Insured-Education — 10.6%

$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), (RADIAN), 4.75%, 1/1/36	$225,891
500	Hawaii Department of Budget and Finance, (Mid Pacific Institute), (RADIAN), 4.625%, 1/1/36	365,215
500	University of Hawaii, (NPFG), 3.50%, 7/15/27	423,110
375	University of Hawaii, (NPFG), 4.25%, 7/15/30	335,137
500	University of Hawaii, (NPFG), 4.50%, 7/15/32	458,410

		$1,807,763

Insured-Electric Utilities — 4.0%

$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$250,835
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	435,615

		$686,450

Insured-Escrowed / Prerefunded — 2.0%

$65	Hawaii Airports System, (NPFG), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$69,541
250	Honolulu City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31	271,842

		$341,383

Insured-General Obligations — 15.0%

$1,000	Hawaii, (NPFG), 5.25%, 5/1/24	$1,072,570
350	Hawaii County, (FGIC), (NPFG), 5.55%, 5/1/10	362,306
500	Honolulu, City and County, (FSA), 5.00%, 7/1/29	515,135
300	Kauai County, (NPFG), 5.00%, 8/1/24	304,932
290	Maui County, (NPFG), 5.00%, 3/1/25	302,134

		$2,557,077

Insured-Lease Revenue / Certificates of Participation — 4.8%

$805	Hawaii State Housing Development Corp., (Kapolei Office), (FSA), 5.00%, 11/1/31	$808,341

		$808,341

Insured-Special Tax Revenue — 2.3%

$95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$23,391
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	58,504
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	211,325
770	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	39,940
140	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	14,731
280	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	27,569
225	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	20,668

		$396,128

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 18.9%

$900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	$869,238
500	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/31	443,990
575	Hawaii Airports System, (FGIC), (NPFG), (AMT), 5.25%, 7/1/21	570,705
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	259,570
440	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	435,947
705	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	636,333

		$3,215,783

Insured-Water and Sewer — 7.8%

$1,000	Honolulu, City and County Wastewater System, (FGIC), (NPFG), 0.00%, 7/1/18	$686,400
700	Honolulu, City and County Wastewater System, (NPFG), 4.50%, 7/1/37	639,751

		$1,326,151

Special Tax Revenue — 6.6%

$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$295,995
505	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	491,219
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	233,737
100	Virgin Islands Public Financing Authority, 6.75%, 10/1/37	100,689

		$1,121,640

Transportation — 1.6%

$265	New Jersey State Turnpike Authority, 5.25%, 1/1/40	$266,357

		$266,357

Total Tax-Exempt Investments — 101.1%
(identified cost $17,949,267)		$17,208,608

Other Assets, Less Liabilities — (1.1)%		$(181,950)

Net Assets — 100.0%		$17,026,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

The Fund invests primarily in debt securities issued by Hawaii municipalities. In addition, 14.9% of the Fund’s net assets at July 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 64.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 34.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

See notes to financial statements

Eaton Vance Insured Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 3.8%

$1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)	$1,077,530
1,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	1,029,125

		$2,106,655

Electric Utilities — 1.8%

$1,000	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34	$1,003,000

		$1,003,000

Hospital — 1.2%

$860	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$657,315

		$657,315

Industrial Development Revenue — 2.1%

$1,240	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,177,901

		$1,177,901

Insured-Education — 6.0%

$1,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/33	$203,480
1,100	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	1,088,813
1,000	New York State Dormitory Authority, (AGC), 5.00%, 7/1/25	1,049,470
1,000	University of South Alabama, (BHAC), 5.00%, 8/1/38	1,005,760

		$3,347,523

Insured-Electric Utilities — 4.8%

$500	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$513,125
500	Indiana Municipal Power Agency, (NPFG), 5.00%, 1/1/42	475,385
1,000	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,072,430
565	South Carolina State Public Service Authority, (BHAC), 5.50%, 1/1/38	599,053

		$2,659,993

Insured-General Obligations — 12.0%

$1,000	Anderson County, SC, School District No. 5, (FSA), 5.25%, 2/1/31	$1,030,400
1,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	967,110
1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	1,145,290
700	Mississippi Development Bank, Special Obligation, (Hinds Community College District), (AGC), 5.375%, 10/1/33	719,544
800	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36	801,648
1,000	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,119,370
1,985	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	894,322

		$6,677,684

Insured-Hospital — 13.4%

$1,000	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.50%, 1/1/38	$1,032,580
670	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), (NPFG), 5.125%, 4/1/31	590,518
355	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	362,760
1,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	1,181,725
1,000	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(2)	891,190
1,090	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,092,420
1,000	New York Dormitory Authority, (Hudson Valley Hospital Center), (BHAC), (FSA), 5.00%, 8/15/36	1,009,200
950	Sarasota County, FL, Public Hospital Board, (Sarasota Memorial Hospital), (NPFG), 5.50%, 7/1/28	879,462
390	Washington Health Care Facilities Authority, (Multicare Health System), (AGC), 6.00%, 8/15/39	400,460

		$7,440,315

Insured-Housing — 0.9%

$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$500,075

		$500,075

Insured-Lease Revenue / Certificates of Participation — 1.9%

$1,300	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,037,868

		$1,037,868

See notes to financial statements

Eaton Vance Insured Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 1.6%

$1,630	New York City, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	$404,273
500	St. John’s County, FL, Industrial Development Authority, (Professional Golf), (NPFG), 5.00%, 9/1/23	463,335

		$867,608

Insured-Solid Waste — 0.9%

$500	Dade County, FL, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$500,470

		$500,470

Insured-Special Assessment Revenue — 1.9%

$345	Celebration, FL, Community Development District, (NPFG), 5.125%, 5/1/20	$313,401
750	Crossings at Fleming Island, FL, Community Development District, (NPFG), 5.80%, 5/1/16	752,483

		$1,065,884

Insured-Special Tax Revenue — 12.2%

$885	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$795,217
1,250	Clearwater, FL, Spring Training Facilities, (NPFG), 5.375%, 3/1/31	1,313,100
320	Massachusetts Bay Transportation Authority, Revenue Assessment, (NPFG), 4.00%, 7/1/33	271,981
1,000	Massachusetts Special Obligations, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,045,100
2,000	Miami-Dade County, FL, Professional Sports Franchise Facility, (AGC), 0.00%, 10/1/39	1,080,020
5,055	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/36	758,351
500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	432,955
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	950,500
1,220	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	63,281
225	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	23,674
445	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	43,815
355	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	32,610

		$6,810,604

Insured-Student Loan — 3.3%

$830	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$833,353
1,000	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	1,003,810

		$1,837,163

Insured-Transportation — 10.1%

$270	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	$232,370
500	Chicago, IL, (O’Hare International Airport), (FSA), (AMT), 5.25%, 1/1/30	465,055
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,070,360
180	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	184,461
1,115	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	940,714
1,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	922,870
1,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,049,200
780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	772,816

		$5,637,846

Insured-Water and Sewer — 17.6%

$1,440	Austin, TX, Water and Wastewater System Revenue, (BHAC), (FSA), 5.00%, 11/15/33	$1,460,966
700	Bossier City, LA, Utilities Revenue, (BHAC), 5.125%, 10/1/25	750,183
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	183,053
110	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	117,498
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	177,320
1,260	Fernley, NV, (AGC), 5.00%, 2/1/38	1,147,973
250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	234,573
1,000	Jacksonville, FL, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	999,970
1,770	Los Angeles, CA, Department of Water and Power, (AMBAC), 5.00%, 7/1/44	1,677,252
500	Marco Island, FL, Utility System, (NPFG), 5.00%, 10/1/27	498,195
635	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	687,426

See notes to financial statements

Eaton Vance Insured Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer (continued)

$555	Ogden City, UT, Sewer and Water, (FSA), 4.50%, 6/15/38	$492,690
225	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	208,737
1,160	Wichita, KS, Water and Sewer Utility, (AGC), 5.00%, 10/1/32	1,168,201

		$9,804,037

Special Tax Revenue — 1.4%

$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$787,895

		$787,895

Transportation — 2.8%

$2,730	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	$499,890
1,045	Port Authority of New York and New Jersey, 5.00%, 7/15/35	1,059,285

		$1,559,175

Total Tax-Exempt Investments — 99.7%
(identified cost $55,646,508)		$55,479,011

Other Assets, Less Liabilities — 0.3%		$166,355

Net Assets — 100.0%		$55,645,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

At July 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	18.1%
Florida	17.7%
Others, representing less than 10% individually	63.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009,

86.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 31.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 1.0%

$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$354,885

		$354,885

Escrowed / Prerefunded — 5.1%

$415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	$363,689
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15(1)	836,490
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	567,735

		$1,767,914

Hospital — 11.5%

$1,000	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	$1,006,850
500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	493,280
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	652,980
500	Olathe Health Facilities, (Olathe Medical Center), 5.00%, 9/1/29	458,430
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	748,795
250	Sedgwick County Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	250,082
410	University of Kansas Hospital Authority, 4.50%, 9/1/32	357,225

		$3,967,642

Insured-Education — 6.8%

$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$109,512
250	Kansas Development Finance Authority, (Kansas State University Housing Systems), (NPFG), 4.375%, 4/1/32	217,568
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (NPFG), 4.50%, 4/1/37	865,000
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	376,206
750	Kansas Development Finance Authority, (University of Kansas Center for Research), (XLCA), 5.00%, 2/1/26	758,707

		$2,326,993

Insured-Electric Utilities — 7.9%

$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$250,275
765	Burlington, PCR, (Kansas Gas & Electric Co.), (NPFG), 5.30%, 6/1/31	749,440
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	526,195
325	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	313,394
375	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	351,727
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	508,050

		$2,699,081

Insured-Escrowed / Prerefunded — 3.0%

$350	Butler County, Unified School District #490, (FSA), Prerefunded to 9/1/15, 5.00%, 9/1/30	$410,315
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (NPFG), Prerefunded to 9/1/12, 5.25%, 9/1/20	564,605
55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), Prerefunded to 11/15/11, 5.375%, 11/15/24	60,755

		$1,035,675

Insured-General Obligations — 20.4%

$1,330	Butler County, Unified School District #402, (AGC), 5.125%, 9/1/32	$1,355,576
870	Geary County, (XLCA), 3.50%, 9/1/31	657,589
350	Geary County, Unified School District #475, (NPFG), 3.00%, 9/1/26	264,841
500	Harvey County, Unified School District #373, (NPFG), 5.00%, 9/1/26	508,375
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	605,352
200	Johnson County, Unified School District #231, (FGIC), (NPFG), 6.00%, 10/1/16	233,094
300	Johnson County, Unified School District #233, (FGIC), (NPFG), 5.50%, 9/1/17	356,958
500	Leavenworth County, Unified School District #453, (AGC), 5.125%, 3/1/29	516,485
240	Puerto Rico, (NPFG), 5.50%, 7/1/20	238,822
750	Reno County, Unified School District #308, (NPFG), 4.00%, 9/1/26	662,595
600	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	574,236
500	Sedgwick County, Unified School District #262, (AGC), 4.75%, 9/1/28	501,080
500	Wyandotte County & Kansas City Unified Government, (FSA), 5.00%, 8/1/27	522,105

		$6,997,108

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital — 7.2%

$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$231,420
500	Kansas Development Finance Authority, (Sisters of Charity-Leavenworth), (NPFG), 5.00%, 12/1/25	500,035
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (NPFG), 5.375%, 11/15/26	475,900
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 4.75%, 11/15/36	477,528
545	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 5.375%, 11/15/24	525,958
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	250,042

		$2,460,883

Insured-Housing — 0.7%

$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (NPFG), 5.25%, 4/1/22	$250,740

		$250,740

Insured-Industrial Development Revenue — 0.7%

$250	Wyandotte, (BPU Office Building), (NPFG), 5.00%, 5/1/21	$253,215

		$253,215

Insured-Lease Revenue / Certificates of Participation — 1.6%

$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21	$530,890

		$530,890

Insured-Other Revenue — 2.9%

$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), (NPFG), 5.00%, 11/1/25	$261,450
440	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.00%, 5/1/26	455,514
250	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.25%, 11/1/26	267,048

		$984,012

Insured-Public Power / Electric Utilities — 2.2%

$250	Wyandotte County & Kansas City Unified Government, (BHAC), 5.25%, 9/1/34	$257,195
500	Wyandotte County & Kansas City Unified Government, (FSA), 5.00%, 9/1/32	500,425

		$757,620

Insured-Special Tax Revenue — 6.1%

$1,000	Dodge City, (AGC), 5.00%, 6/1/34	$1,000,700
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	61,555
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	17,238
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	301,310
2,895	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	150,164
1,170	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	123,107
3,685	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	362,825
850	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	78,081

		$2,094,980

Insured-Transportation — 3.9%

$750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$759,795
600	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	594,474

		$1,354,269

Insured-Water and Sewer — 8.7%

$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$791,720
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	512,385
1,000	Lawrence Water and Sewer System, (NPFG), 4.50%, 11/1/32	933,740
750	Wichita Water and Sewer Utility, (AGC), 5.00%, 10/1/32	755,303

		$2,993,148

Special Tax Revenue — 2.5%

$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$68,542
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	73,911
410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	398,811

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue (continued)

$325	Virgin Islands Public Financing Authority, 6.75%, 10/1/37	$327,239

		$868,503

Transportation — 2.0%

$630	Kansas Department of Transportation Highway Revenue, 5.00%, 9/1/24	$689,472

		$689,472

Water and Sewer — 5.1%

$750	Johnson County, Water District #1, 3.25%, 12/1/30	$590,543
1,000	Johnson County, Water District #1, 4.25%, 6/1/32	933,360
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	211,678

		$1,735,581

Total Tax-Exempt Investments — 99.3%
(identified cost $35,656,498)		$34,122,611

Other Assets, Less Liabilities — 0.7%		$254,022

Net Assets — 100.0%		$34,376,633

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

PCR - Pollution Control Revenue

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 72.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 30.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS (Unaudited)
Statements of Assets and Liabilities

		Insured
As of July 31, 2009	Hawaii Fund	Municipals Fund	Kansas Fund

Assets

Investments —
Identified cost	$17,949,267	$55,646,508	$35,656,498
Unrealized depreciation	(740,659)	(167,497)	(1,533,887)

Investments, at value	$17,208,608	$55,479,011	$34,122,611

Cash	$93,145	$1,288,960	$263,789
Interest receivable	137,382	663,107	475,222
Receivable for investments sold	—	56,735	—
Receivable for Fund shares sold	3,692	450,535	101,736
Receivable from affiliate	13,948	—	—

Total assets	$17,456,775	$57,938,348	$34,963,358

Liabilities

Payable for floating rate notes issued	$220,000	$1,890,000	$300,000
Payable for variation margin on open financial futures contracts	16,562	78,125	78,125
Payable for open swap contracts	39,620	119,563	83,668
Payable for Fund shares redeemed	79,513	31,743	34,097
Distributions payable	28,624	105,811	46,699
Payable to affiliates:
Investment adviser fee	2,264	15,129	7,780
Distribution and service fees	4,570	17,684	9,434
Interest expense and fees payable	281	1,416	383
Merger expense payable	18,969	—	—
Accrued expenses	19,714	33,511	26,539

Total liabilities	$430,117	$2,292,982	$586,725

Net Assets	$17,026,658	$55,645,366	$34,376,633

Sources of Net Assets

Paid-in capital	$19,295,780	$59,388,747	$38,164,288
Accumulated net realized loss	(1,441,938)	(3,265,580)	(1,959,254)
Accumulated distributions in excess of net investment income	(42,937)	(121,856)	(62,583)
Net unrealized depreciation	(784,247)	(355,945)	(1,765,818)

Net Assets	$17,026,658	$55,645,366	$34,376,633

Class A Shares

Net Assets	$14,432,034	$41,802,381	$28,767,703
Shares Outstanding	1,734,237	4,351,987	3,081,803
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.32	$9.61	$9.33
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.73	$10.09	$9.80

Class B Shares

Net Assets	$2,360,162	$6,175,871	$2,546,908
Shares Outstanding	280,086	649,518	275,158
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.43	$9.51	$9.26

Class C Shares

Net Assets	$234,462	$7,667,114	$3,062,022
Shares Outstanding	27,801	806,063	330,435
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.43	$9.51	$9.27

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

		Insured
For the Six Months Ended July 31, 2009	Hawaii Fund	Municipals Fund	Kansas Fund

Investment Income

Interest	$449,568	$1,402,164	$848,871

Total investment income	$449,568	$1,402,164	$848,871

Expenses

Investment adviser fee	$12,981	$74,029	$37,678
Distribution and service fees
Class A	14,247	38,945	28,477
Class B	11,557	28,874	13,129
Class C	855	28,647	12,453
Trustees’ fees and expenses	589	1,333	945
Custodian fee	22,987	32,977	27,376
Transfer and dividend disbursing agent fees	5,074	9,896	7,142
Legal and accounting services	12,918	19,922	17,370
Printing and postage	4,916	5,747	4,394
Registration fees	4,567	28,356	1,859
Interest expense and fees	2,515	10,353	3,429
Merger expense	18,969	—	—
Miscellaneous	7,803	11,433	9,296

Total expenses	$119,978	$290,512	$163,548

Deduct —
Reduction of custodian fee	$33	$103	$51
Allocation of expenses to affiliate	13,948	—	—

Total expense reductions	$13,981	$103	$51

Net expenses	$105,997	$290,409	$163,497

Net investment income	$343,571	$1,111,755	$685,374

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(73,084)	$(313,725)	$49,636
Financial futures contracts	30,808	276,461	87,601
Swap contracts	(77,345)	(243,665)	(140,628)

Net realized loss	$(119,621)	$(280,929)	$(3,391)

Change in unrealized appreciation (depreciation) —
Investments	$861,252	$2,198,719	$1,312,045
Financial futures contracts	7,678	36,172	145,498
Swap contracts	124,164	427,067	121,605

Net change in unrealized appreciation (depreciation)	$993,094	$2,661,958	$1,579,148

Net realized and unrealized gain	$873,473	$2,381,029	$1,575,757

Net increase in net assets from operations	$1,217,044	$3,492,784	$2,261,131

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 2009		Insured
Increase (Decrease) in Net Assets	Hawaii Fund	Municipals Fund	Kansas Fund

From operations —
Net investment income	$343,571	$1,111,755	$685,374
Net realized loss from investment transactions, financial futures contracts and swap contracts	(119,621)	(280,929)	(3,391)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	993,094	2,661,958	1,579,148

Net increase in net assets from operations	$1,217,044	$3,492,784	$2,261,131

Distributions to shareholders —
From net investment income
Class A	$(308,016)	$(899,642)	$(607,592)
Class B	(43,447)	(118,220)	(48,926)
Class C	(3,111)	(114,298)	(45,665)

Total distributions to shareholders	$(354,574)	$(1,132,160)	$(702,183)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$199,279	$5,920,942	$1,928,035
Class B	94,248	518,906	108,831
Class C	106,847	3,412,287	1,042,354
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	156,589	401,703	364,870
Class B	20,456	54,174	27,941
Class C	1,681	62,773	30,479
Cost of shares redeemed
Class A	(1,250,629)	(2,957,579)	(3,171,351)
Class B	(171,954)	(297,630)	(137,982)
Class C	—	(1,312,109)	(312,486)
Net asset value of shares exchanged
Class A	282,507	319,871	568,417
Class B	(282,507)	(319,871)	(568,417)

Net increase (decrease) in net assets from Fund share transactions	$(843,483)	$5,803,467	$(119,309)

Net increase in net assets	$18,987	$8,164,091	$1,439,639

Net Assets

At beginning of period	$17,007,671	$47,481,275	$32,936,994

At end of period	$17,026,658	$55,645,366	$34,376,633

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(42,937)	$(121,856)	$(62,583)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended January 31, 2009		Insured
Increase (Decrease) in Net Assets	Hawaii Fund	Municipals Fund	Kansas Fund

From operations —
Net investment income	$745,754	$1,580,383	$1,463,664
Net realized loss from investment transactions, financial futures contracts and swap contracts	(761,596)	(1,104,260)	(1,112,767)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,219,352)	(3,962,046)	(3,861,896)

Net decrease in net assets from operations	$(2,235,194)	$(3,485,923)	$(3,510,999)

Distributions to shareholders —
From net investment income
Class A	$(642,975)	$(1,404,714)	$(1,304,438)
Class B	(121,719)	(264,585)	(119,826)
Class C	(1,820)	(80,190)	(72,290)

Total distributions to shareholders	$(766,514)	$(1,749,489)	$(1,496,554)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,192,937	$17,593,054	$8,502,360
Class B	220,330	704,592	166,738
Class C	86,987	4,961,230	1,551,799
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	341,442	621,399	804,754
Class B	62,119	122,576	73,655
Class C	1,380	33,505	40,079
Cost of shares redeemed
Class A	(3,190,330)	(8,038,015)	(8,320,222)
Class B	(332,178)	(1,068,886)	(186,643)
Class C	—	(786,857)	(779,360)
Net asset value of shares exchanged
Class A	687,945	738,012	335,083
Class B	(687,945)	(738,012)	(335,083)

Net increase in net assets from Fund share transactions	$382,687	$14,142,598	$1,853,160

Net increase (decrease) in net assets	$(2,619,021)	$8,907,186	$(3,154,393)

Net Assets

At beginning of year	$19,626,692	$38,574,089	$36,091,387

At end of year	$17,007,671	$47,481,275	$32,936,994

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(31,934)	$(101,451)	$(45,774)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Hawaii Fund — Class A
	Six Months Ended		Year Ended January 31,
	July 31, 2009
	(Unaudited)		2009	2008		2007	2006		2005

Net asset value — Beginning of period	$7.910		$9.370	$9.770		$9.670	$9.850		$9.910

Income (Loss) From Operations

Net investment income(1)	$0.169		$0.376	$0.390		$0.406	$0.408		$0.444
Net realized and unrealized gain (loss)	0.415		(1.448)	(0.398)		0.096	(0.172)		(0.069)

Total income (loss) from operations	$0.584		$(1.072)	$(0.008)		$0.502	$0.236		$0.375

Less Distributions

From net investment income	$(0.174)		$(0.388)	$(0.392)		$(0.402)	$(0.416)		$(0.435)

Total distributions	$(0.174)		$(0.388)	$(0.392)		$(0.402)	$(0.416)		$(0.435)

Net asset value — End of period	$8.320		$7.910	$9.370		$9.770	$9.670		$9.850

Total Return(2)	7.45	%(3)	(11.62)%	(0.09)%		5.28%	2.46	%(4)	3.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,432		$14,319	$15,720		$13,856	$10,239		$8,394
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.11	%(5)(6)	0.93%	0.83	%(6)	0.82%	0.88%		0.80	%(7)
Interest and fee expense(8)	0.03	%(5)	0.14%	0.31%		0.35%	0.18%		0.10	%(7)
Total expenses before custodian fee reduction	1.14	%(5)(6)	1.07%	1.14	%(6)	1.17%	1.06%		0.90	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.11	%(5)(6)	0.90%	0.75	%(6)	0.78%	0.86%		0.79	%(7)
Net investment income	4.19	%(5)	4.39%	4.06%		4.16%	4.20%		4.55%
Portfolio Turnover of the Portfolio	—		—	—		—	—		19	%(9)
Portfolio Turnover of the Fund	11	%(3)	12%	20%		28%	22%		7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.17% and 0.01% of average daily net assets for the six months ended July 31, 2009 and the year ended January 31, 2008, respectively). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Hawaii Fund — Class B
	Six Months Ended		Year Ended January 31,
	July 31, 2009
	(Unaudited)		2009	2008		2007	2006		2005

Net asset value — Beginning of period	$8.010		$9.490	$9.890		$9.780	$9.970		$10.040

Income (Loss) From Operations

Net investment income(1)	$0.140		$0.318	$0.324		$0.340	$0.344		$0.379
Net realized and unrealized gain (loss)	0.425		(1.477)	(0.402)		0.102	(0.187)		(0.083)

Total income (loss) from operations	$0.565		$(1.159)	$(0.078)		$0.442	$0.157		$0.296

Less Distributions

From net investment income	$(0.145)		$(0.321)	$(0.322)		$(0.332)	$(0.347)		$(0.366)

Total distributions	$(0.145)		$(0.321)	$(0.322)		$(0.332)	$(0.347)		$(0.366)

Net asset value — End of period	$8.430		$8.010	$9.490		$9.890	$9.780		$9.970

Total Return(2)	7.12	%(3)	(12.37)%	(0.81)%		4.58%	1.62	%(4)	3.21	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,360		$2,572	$3,872		$5,504	$6,681		$10,063
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.86	%(6)(7)	1.67%	1.58	%(7)	1.57%	1.63%		1.55	%(8)
Interest and fee expense(9)	0.03	%(6)	0.14%	0.31%		0.35%	0.18%		0.10	%(8)
Total expenses before custodian fee reduction	1.89	%(6)(7)	1.81%	1.89	%(7)	1.92%	1.81%		1.65	%(8)
Expenses after custodian fee reduction excluding interest and fees	1.86	%(6)(7)	1.65%	1.50	%(7)	1.53%	1.61%		1.54	%(8)
Net investment income	3.44	%(6)	3.65%	3.33%		3.45%	3.49%		3.83%
Portfolio Turnover of the Portfolio	—		—	—		—	—		19	%(10)
Portfolio Turnover	11	%(3)	12%	20%		28%	22%		7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)	Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(6)	Annualized.

(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.17% and 0.01% of average daily net assets for the six months ended July 31, 2009 and the year ended January 31, 2008, respectively). Absent this allocation, total return would be lower.

(8)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Hawaii Fund — Class C
	Six Months Ended
	July 31, 2009		Year Ended	Period Ended
	(Unaudited)		January 31, 2009	January 31, 2008(1)

Net asset value — Beginning of period	$8.020		$9.490	$9.700

Income (Loss) From Operations

Net investment income(2)	$0.139		$0.297	$0.105
Net realized and unrealized gain (loss)	0.417		(1.446)	(0.208)

Total income (loss) from operations	$0.556		$(1.149)	$(0.103)

Less Distributions

From net investment income	$(0.146)		$(0.321)	$(0.107)

Total distributions	$(0.146)		$(0.321)	$(0.107)

Net asset value — End of period	$8.430		$8.020	$9.490

Total Return(4)	7.12	%(3)	(12.37)%	(1.06	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$234		$116	$34
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.86	%(5)(8)	1.68%	1.58	%(5)
Interest and fee expense(6)	0.03	%(5)	0.14%	0.31	%(5)
Total expenses before custodian fee reduction	1.89	%(5)(8)	1.82%	1.89	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.86	%(5)(8)	1.65%	1.50	%(5)
Net investment income	3.38	%(5)	3.56%	3.26	%(5)
Portfolio Turnover	11	%(3)	12%	20	%(7)

(1)	For the period from the start of business, October 1, 2007, to January 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Not annualized.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended January 31, 2008.

(8)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.17% of average daily net assets for the six months ended July 31, 2009). Absent this allocation, total return would be lower.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Insured Municipals Fund — Class A
	Six Months Ended		Year Ended January 31,
	July 31, 2009
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$9.160		$10.760	$11.320		$11.170	$11.380	$11.540

Income (Loss) From Operations

Net investment income(1)	$0.212		$0.423	$0.474		$0.483	$0.490	$0.524
Net realized and unrealized gain (loss)	0.454		(1.555)	(0.565)		0.148	(0.204)	(0.155)

Total income (loss) from operations	$0.666		$(1.132)	$(0.091)		$0.631	$0.286	$0.369

Less Distributions

From net investment income	$(0.216)		$(0.468)	$(0.469)		$(0.481)	$(0.496)	$(0.529)

Total distributions	$(0.216)		$(0.468)	$(0.469)		$(0.481)	$(0.496)	$(0.529)

Net asset value — End of period	$9.610		$9.160	$10.760		$11.320	$11.170	$11.380

Total Return(2)	7.34	%(3)	(10.69)%	(0.85)%		5.76%	2.58%	3.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,802		$36,305	$29,433		$30,822	$30,896	$25,848
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.92	%(4)	0.90%	0.71	%(5)	0.73%	0.72%	0.70	%(6)
Interest and fee expense(7)	0.04	%(4)	0.17%	0.56%		0.39%	0.20%	0.23	%(6)
Total expenses before custodian fee reduction	0.96	%(4)	1.07%	1.27	%(5)	1.12%	0.92%	0.93	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.92	%(4)	0.86%	0.69	%(5)	0.71%	0.70%	0.69	%(6)
Net investment income	4.53	%(4)	4.31%	4.27%		4.29%	4.36%	4.64%
Portfolio Turnover of the Portfolio	—		—	—		—	—	0	%(8)
Portfolio Turnover of the Fund	14	%(3)	79%	34%		33%	28%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Insured Municipals Fund — Class B
	Six Months Ended		Year Ended January 31,
	July 31, 2009
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$9.060		$10.640	$11.190		$11.040	$11.250	$11.420

Income (Loss) From Operations

Net investment income(1)	$0.175		$0.348	$0.388		$0.396	$0.406	$0.436
Net realized and unrealized gain (loss)	0.455		(1.545)	(0.558)		0.146	(0.209)	(0.167)

Total income (loss) from operations	$0.630		$(1.197)	$(0.170)		$0.542	$0.197	$0.269

Less Distributions

From net investment income	$(0.180)		$(0.383)	$(0.380)		$(0.392)	$(0.407)	$(0.439)

Total distributions	$(0.180)		$(0.383)	$(0.380)		$(0.392)	$(0.407)	$(0.439)

Net asset value — End of period	$9.510		$9.060	$10.640		$11.190	$11.040	$11.250

Total Return(2)	7.01	%(3)	(11.40)%	(1.57)%		4.99%	1.78%	2.64	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,176		$5,929	$7,998		$10,421	$13,650	$18,170
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.67	%(5)	1.65%	1.46	%(6)	1.48%	1.47%	1.45	%(7)
Interest and fee expense(8)	0.04	%(5)	0.17%	0.56%		0.39%	0.20%	0.23	%(7)
Total expenses before custodian fee reduction	1.71	%(5)	1.82%	2.02	%(6)	1.87%	1.67%	1.68	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.67	%(5)	1.61%	1.44	%(6)	1.46%	1.45%	1.44	%(7)
Net investment income	3.79	%(5)	3.55%	3.52%		3.56%	3.64%	3.89%
Portfolio Turnover of the Portfolio	—		—	—		—	—	0	%(9)
Portfolio Turnover of the Fund	14	%(3)	79%	34%		33%	28%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Insured Municipals Fund — Class C
	Six Months Ended		Year Ended January 31,
	July 31, 2009					Period Ended
	(Unaudited)		2009	2008		January 31, 2007(1)

Net asset value — Beginning of period	$9.070		$10.650	$11.190		$11.040

Income (Loss) From Operations

Net investment income(2)	$0.175		$0.341	$0.383		$0.202
Net realized and unrealized gain (loss)	0.446		(1.538)	(0.543)		0.209

Total income (loss) from operations	$0.621		$(1.197)	$(0.160)		$0.411

Less Distributions

From net investment income	$(0.181)		$(0.383)	$(0.380)		$(0.261)

Total distributions	$(0.181)		$(0.383)	$(0.380)		$(0.261)

Net asset value — End of period	$9.510		$9.070	$10.650		$11.190

Total Return(3)	6.89	%(4)	(11.39)%	(1.48)%		3.76	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,667		$5,248	$1,144		$26
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.67	%(5)	1.64%	1.45	%(6)	1.48	%(5)
Interest and fee expense(7)	0.04	%(5)	0.17%	0.56%		0.39	%(5)
Total expenses before custodian fee reduction	1.71	%(5)	1.81%	2.01	%(6)	1.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.67	%(5)	1.60%	1.43	%(6)	1.46	%(5)
Net investment income	3.76	%(5)	3.65%	3.53%		2.70	%(5)
Portfolio Turnover	14	%(4)	79%	34%		33	%(8)

(1)	For the period from the start of business, June 2, 2006, to January 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended January 31, 2007.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kansas Fund — Class A
	Six Months Ended		Year Ended January 31,
	July 31, 2009
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$8.920		$10.180	$10.520		$10.360	$10.560	$10.680

Income (Loss) From Operations

Net investment income(1)	$0.189		$0.407	$0.416		$0.426	$0.434	$0.470
Net realized and unrealized gain (loss)	0.414		(1.251)	(0.338)		0.163	(0.200)	(0.114)

Total income (loss) from operations	$0.603		$(0.844)	$0.078		$0.589	$0.234	$0.356

Less Distributions

From net investment income	$(0.193)		$(0.416)	$(0.418)		$(0.429)	$(0.434)	$(0.476)

Total distributions	$(0.193)		$(0.416)	$(0.418)		$(0.429)	$(0.434)	$(0.476)

Net asset value — End of period	$9.330		$8.920	$10.180		$10.520	$10.360	$10.560

Total Return(2)	6.83	%(3)	(8.39)%	0.74%		5.79%	2.28%	3.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,768		$27,768	$30,715		$23,177	$17,112	$15,920
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83	%(4)	0.77%	0.72	%(5)	0.77%	0.83%	0.77	%(6)
Interest and fee expense(7)	0.02	%(4)	0.06%	0.15%		0.25%	0.23%	0.12	%(6)
Total expenses before custodian fee reduction	0.85	%(4)	0.83%	0.87	%(5)	1.02%	1.06%	0.89	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.83	%(4)	0.74%	0.66	%(5)	0.73%	0.82%	0.76	%(6)
Net investment income	4.17	%(4)	4.31%	4.01%		4.08%	4.17%	4.48%
Portfolio Turnover of the Portfolio	—		—	—		—	—	10	%(8)
Portfolio Turnover of the Fund	7	%(3)	29%	20%		12%	17%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kansas Fund — Class B
	Six Months Ended		Year Ended January 31,
	July 31, 2009
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$8.850		$10.100	$10.430		$10.280	$10.470	$10.590

Income (Loss) From Operations

Net investment income(1)	$0.152		$0.335	$0.337		$0.348	$0.355	$0.394
Net realized and unrealized gain (loss)	0.416		(1.246)	(0.331)		0.150	(0.192)	(0.120)

Total income (loss) from operations	$0.568		$(0.911)	$0.006		$0.498	$0.163	$0.274

Less Distributions

From net investment income	$(0.158)		$(0.339)	$(0.336)		$(0.348)	$(0.353)	$(0.394)

Total distributions	$(0.158)		$(0.339)	$(0.336)		$(0.348)	$(0.353)	$(0.394)

Net asset value — End of period	$9.260		$8.850	$10.100		$10.430	$10.280	$10.470

Total Return(2)	6.47	%(3)	(9.11)%	0.05%		4.92%	1.60%	2.84	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,547		$2,993	$3,729		$4,221	$5,071	$6,158
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58	%(5)	1.52%	1.48	%(6)	1.52%	1.58%	1.52	%(7)
Interest and fee expense(8)	0.02	%(5)	0.06%	0.15%		0.25%	0.23%	0.12	%(7)
Total expenses before custodian fee reduction	1.60	%(5)	1.58%	1.63	%(6)	1.77%	1.81%	1.64	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(5)	1.50%	1.41	%(6)	1.48%	1.57%	1.51	%(7)
Net investment income	3.39	%(5)	3.57%	3.27%		3.37%	3.44%	3.77%
Portfolio Turnover of the Portfolio	—		—	—		—	—	10	%(9)
Portfolio Turnover of the Fund	7	%(3)	29%	20%		12%	17%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.12% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kansas Fund — Class C
	Six Months Ended		Year Ended January 31,
	July 31, 2009					Period Ended
	(Unaudited)		2009	2008		January 31, 2007(1)

Net asset value — Beginning of period	$8.860		$10.100	$10.430		$10.260

Income (Loss) From Operations

Net investment income(2)	$0.154		$0.333	$0.337		$0.211
Net realized and unrealized gain (loss)	0.414		(1.234)	(0.331)		0.191

Total income (loss) from operations	$0.568		$(0.901)	$0.006		$0.402

Less Distributions

From net investment income	$(0.158)		$(0.339)	$(0.336)		$(0.232)

Total distributions	$(0.158)		$(0.339)	$(0.336)		$(0.232)

Net asset value — End of period	$9.270		$8.860	$10.100		$10.430

Total Return(3)	6.47	%(4)	(9.00)%	0.05%		3.95	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,062		$2,176	$1,648		$723
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(5)	1.52%	1.47	%(6)	1.52	%(5)
Interest and fee expense(7)	0.02	%(5)	0.06%	0.15%		0.25	%(5)
Total expenses before custodian fee reduction	1.59	%(5)	1.58%	1.62	%(6)	1.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(5)	1.49%	1.40	%(6)	1.48	%(5)
Net investment income	3.41	%(5)	3.57%	3.28%		3.01	%(5)
Portfolio Turnover	7	%(4)	29%	20%		12	%(8)

(1)	For the period from the start of business, June 2, 2006, to January 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended January 31, 2007.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, three of which, each non-diversified, are included in these financial statements. They include Eaton Vance Hawaii Municipals Fund (Hawaii Fund), Eaton Vance Insured Municipals Fund (Insured Municipals Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and, in the case of the Hawaii Fund and Kansas Fund, from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service, as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2009, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Hawaii	$110,775	January 31, 2011
	93,535	January 31, 2012
	211,449	January 31, 2013
	52,732	January 31, 2016
	280,842	January 31, 2017

Insured Municipals	$166,010	January 31, 2011
	1,271,199	January 31, 2013
	29,110	January 31, 2016
	625,653	January 31, 2017

Kansas	$474,959	January 31, 2013
	172,638	January 31, 2016
	238,043	January 31, 2017

Additionally, at January 31, 2009, the Hawaii Fund, Insured Municipals Fund and Kansas Fund had net capital losses of $657,569, $1,021,294 and $1,453,516, respectively, attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending January 31, 2010.

As of July 31, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended January 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2009, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

Hawaii	$220,000	1.07	$435,947
Insured Municipals	1,890,000	0.32 – 1.07	2,693,131
Kansas	300,000	1.07	594,474

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2009.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts’ terms.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

M  Interim Financial Statements — The interim financial statements relating to July 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20%	2.00%
$40 million up to $500 million	0.30%	3.00%

On average daily net assets of $500 million or more, the rates are further reduced. For the six months ended July 31, 2009, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Hawaii	$12,981	0.15%
Insured Municipals	74,029	0.29
Kansas	37,678	0.22

Additionally, BMR agreed to reimburse the Hawaii Fund for its pro rata share of the first $50,000 of merger costs associated with the proposed reorganization (see Note 12). For the six months ended July 31, 2009, such reimbursement amounted to $13,948.

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2009 were as follows:

	EVM’s
	Sub-Transfer	EVD’s Class A
Fund	Agent Fees	Sales Charges

Hawaii	$185	$197
Insured Municipals	339	7,261
Kansas	296	1,747

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2009 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Hawaii	$14,247
Insured Municipals	38,945
Kansas	28,477

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended July 31, 2009, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

Hawaii	$9,124	$675
Insured Municipals	22,795	22,616
Kansas	10,365	9,831

At July 31, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Hawaii	$394,000	$10,000
Insured Municipals	449,000	258,000
Kansas	210,000	234,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended July 31, 2009 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

Hawaii	$2,433	$180
Insured Municipals	6,079	6,031
Kansas	2,764	2,622

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended July 31, 2009, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

Hawaii	$—	$900	$—
Insured Municipals	—	700	7,000
Kansas	400	100	1,000

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2009 were as follows:

Fund	Purchases	Sales

Hawaii	$1,964,287	$1,904,677
Insured Municipals	13,847,479	7,401,369
Kansas	3,182,538	2,356,031

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Hawaii Fund
	Six Months Ended
	July 31, 2009	Year Ended
Class A	(Unaudited)	January 31, 2009

Sales	24,668	368,582
Issued to shareholders electing to receive payments of distributions in Fund shares	19,265	40,450
Redemptions	(153,850)	(361,165)
Exchange from Class B shares	34,454	84,525

Net increase (decrease)	(75,463)	132,392

	Six Months Ended
	July 31, 2009	Year Ended
Class B	(Unaudited)	January 31, 2009

Sales	11,581	25,781
Issued to shareholders electing to receive payments of distributions in Fund shares	2,488	7,251
Redemptions	(21,038)	(36,555)
Exchange to Class A shares	(34,028)	(83,472)

Net decrease	(40,997)	(86,995)

	Six Months Ended
	July 31, 2009	Year Ended
Class C	(Unaudited)	January 31, 2009

Sales	13,146	10,725
Issued to shareholders electing to receive payments of distributions in Fund shares	204	164

Net increase	13,350	10,889

Insured Municipals Fund
	Six Months Ended
	July 31, 2009	Year Ended
Class A	(Unaudited)	January 31, 2009

Sales	627,832	1,941,242
Issued to shareholders electing to receive payments of distributions in Fund shares	42,536	64,402
Redemptions	(314,656)	(852,645)
Exchange from Class B shares	34,033	73,494

Net increase	389,745	1,226,493

	Six Months Ended
	July 31, 2009	Year Ended
Class B	(Unaudited)	January 31, 2009

Sales	55,649	76,187
Issued to shareholders electing to receive payments of distributions in Fund shares	5,797	12,708
Redemptions	(31,932)	(111,668)
Exchange to Class A shares	(34,375)	(74,224)

Net decrease	(4,861)	(96,997)

	Six Months Ended
	July 31, 2009	Year Ended
Class C	(Unaudited)	January 31, 2009

Sales	363,738	553,026
Issued to shareholders electing to receive payments of distributions in Fund shares	6,704	3,696
Redemptions	(142,808)	(85,716)

Net increase	227,634	471,006

Kansas Fund
	Six Months Ended
	July 31, 2009	Year Ended
Class A	(Unaudited)	January 31, 2009

Sales	213,061	915,398
Issued to shareholders electing to receive payments of distributions in Fund shares	39,944	86,405
Redemptions	(345,708)	(942,222)
Exchange from Class B shares	62,615	35,971

Net increase (decrease)	(30,088)	95,552

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Kansas Fund (continued)

	Six Months Ended
	July 31, 2009	Year Ended
Class B	(Unaudited)	January 31, 2009

Sales	12,036	17,471
Issued to shareholders electing to receive payments of distributions in Fund shares	3,087	7,953
Redemptions	(15,179)	(20,248)
Exchange to Class A shares	(63,036)	(36,218)

Net decrease	(63,092)	(31,042)

	Six Months Ended
	July 31, 2009	Year Ended
Class C	(Unaudited)	January 31, 2009

Sales	115,704	166,379
Issued to shareholders electing to receive payments of distributions in Fund shares	3,347	4,366
Redemptions	(34,265)	(88,219)

Net increase	84,786	82,526

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Hawaii Fund

Aggregate cost	$17,670,177

Gross unrealized appreciation	$566,447
Gross unrealized depreciation	(1,248,016)

Net unrealized depreciation	$(681,569)

Insured Municipals Fund

Aggregate cost	$53,816,297

Gross unrealized appreciation	$1,826,750
Gross unrealized depreciation	(2,054,036)

Net unrealized depreciation	$(227,286)

Kansas Fund

Aggregate cost	$35,262,048

Gross unrealized appreciation	$968,448
Gross unrealized depreciation	(2,407,885)

Net unrealized depreciation	$(1,439,437)

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2009.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2009 is as follows:

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Hawaii	9/09	4 U.S. Treasury Bond	Short	$(469,112)	$(476,000)	$(6,888)
	9/09	8 U.S. Treasury Note	Short	$(941,170)	$(938,250)	$2,920

Insured Municipals	9/09	40 U.S. Treasury Bond	Short	$(4,691,115)	$(4,760,000)	$(68,885)

Kansas	9/09	40 U.S. Treasury Bond	Short	$(4,611,737)	$(4,760,000)	$(148,263)

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Interest Rate Swaps
Hawaii Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$412,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(39,620)

					$(39,620)

Insured Municipals Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination
Counterparty	Amount	Paid By Fund	Paid To Fund	Date

JPMorgan Chase Co.	$812,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(78,040)

Merrill Lynch Capital Services, Inc	$850,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	(41,523)

					$(119,563)

Kansas Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$362,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(34,818)

Merrill Lynch Capital Services, Inc.	$1,000,000	4.517%	3-month USD-LIBOR-BBA	December 1, 2009/ December 1, 2039	(48,850)

					$(83,668)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2009, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

The Funds adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, effective February 1, 2009. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds may enter into interest rate swap contracts. The Funds may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) and whose primary underlying risk exposure is interest rate risk at July 31, 2009 were as follows:

	Fair Value
	Asset Derivative		Liability Derivative

Hawaii Fund
Futures Contracts	$2,920	(1)	$(6,888	)(2)
Interest Rate Swaps	—		(39,620	)(3)

Total	$2,920		$(46,508)

Insured Municipals Fund
Futures Contracts	$—		$(68,885	)(2)
Interest Rate Swaps	—		(119,563	)(3)

Total	$—		$(188,488)

Kansas Fund
Futures Contracts	$—		$(148,263	)(2)
Interest Rate Swaps	—		(83,668	)(3)

Total	$—		$(231,931)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(2)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2009 was as follows:

		Change in Unrealized
	Realized Gain (Loss)	Appreciation (Depreciation)
	on Derivatives	on Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

Hawaii	$(46,537)	$131,842
Insured Municipals	32,796	463,239
Kansas	(53,027)	267,103

(1)	Statement of Operations location: Net realized gain (loss) — Financial futures contracts and swap contracts.

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) — Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended July 31, 2009 were approximately as follows:

Fund	Futures Contracts	Interest Rate Swaps

Hawaii	$1,350,000	$458,000
Insured Municipals	5,200,000	1,752,000
Kansas	7,214,000	720,000

11   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Hawaii Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$17,208,608	$—	$17,208,608

Futures Contracts	$2,920	$—	$—	$2,920

Total	$2,920	$17,208,608	$—	$17,211,528

Liability Description

Futures Contracts	$(6,888)	$—	$—	$(6,888)
Interest Rate Swaps	—	(39,620)	—	(39,620)

Total	$(6,888)	$(39,620)	$—	$(46,508)

Insured Municipals Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$55,479,011	$—	$55,479,011

Total Investments	$—	$55,479,011	$—	$55,479,011

Liability Description

Futures Contracts	$(68,885)	$—	$—	$(68,885)
Interest Rate Swaps	—	(119,563)	—	(119,563)

Total	$(68,885)	$(119,563)	$—	$(188,448)

Kansas Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$34,122,611	$—	$34,122,611

Total Investments	$—	$34,122,611	$—	$34,122,611

Liability Description

Futures Contracts	$(148,263)	$—	$—	$(148,263)
Interest Rate Swaps	—	(83,668)	—	(83,668)

Total	$(148,263)	$(83,668)	$—	$(231,931)

Eaton Vance Municipals Funds as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Funds held no investments or other financial instruments as of January 31, 2009 whose fair value was determined using Level 3 inputs.

12   Proposed Plan of Reorganization

On April 27, 2009, the Trustees of the Trust approved an Agreement and Plan of Reorganization whereby the Eaton Vance National Municipals Fund (National Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Hawaii Fund in exchange for shares of the National Fund. The proposed reorganization is subject to approval by the shareholders of the Hawaii Fund.

13   Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the six months ended July 31, 2009, events and transactions subsequent to July 31, 2009 through September 16, 2009, the date the financial statements were issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Insured Municipals Fund (formerly, Florida Plus Insured Municipals Fund)
•	Eaton Vance Hawaii Municipals Fund
•	Eaton Vance Kansas Municipals Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Funds and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses with respect to each Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

James H. Evans
Vice President

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust II
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. Each Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-262-1122.

335-9/09	3CSRC

Eaton Vance
Investment Managers

Semiannual Report July 31, 2009

EATON VANCE HIGH YIELD MUNICIPALS FUND

SemiannualReportJuly31,2009 EATON VANCE HIGH YIELD MUNICIPALS FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance High Yield Municipals Fund as of July 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions
During the six-month period ending July 31, 2009, investors began to see signs of hope as the capital markets generally rallied and began to stabilize. Despite continued economic weakness — the U.S. economy contracted in the first and second quarters of 2009 by annualized rates of 6.4% and 1.0%, respectively, according to the U.S. Department of Commerce — the Obama administration’s massive spending proposals served as a catalyst for optimism. A gradual upturn in the housing market was bolstered by historically low mortgage rates, an $8,000 tax credit for first-time home buyers that was part of President Obama’s stimulus legislation, and a plethora of distressed properties on the market. Unemployment, on the other hand, rose to 9.4% in July 2009 from 7.6% in January 2009.
Cynthia J. Clemson
Co-Portfolio Manager
On February 17, 2009, President Obama signed a historic $787 billion stimulus program into law and out- lined a $50 billion foreclosure rescue plan. These programs followed the $700 billion financial institution rescue legislation that passed last fall. Additionally, the U.S. Federal Reserve kept the federal funds rate in a range of 0.00% to 0.25%.
Thomas M. Metzold, CFA
Co-Portfolio Manager
During the six-month period, municipals continued the rally that had begun in mid-December 2008, although they pulled back somewhat heading into the summer months. Still, returns for municipals were solid for the six-month period. The Barclays Capital Municipal Bond Index (the Index) — a broad-based, unmanaged index of municipal bonds — gained 4.38%, while the Lipper High Yield Municipal Debt Funds Classification had an average return of 11.07% for the six-month period.1

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
Relative to the Index, the Fund outperformed for the six-month period ending July 31, 2009. The six-month results reflect several factors, including strong demand for longer-maturity municipal bonds and the ebbing of negative technical factors that had plagued the municipal market throughout 2008. December 2008 proved to be an important demarcation point for the municipal market, as municipal spreads reached all-time peaks during the month amid especially high uncertainty in the markets. In the first half of 2009, the municipal market witnessed a dramatic rebound as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008 and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by legislative efforts aimed at supporting the municipal market, much of which focused on reducing tax-exempt municipal supply through the Build America Bonds program and the federal stimulus provided to states through the American Recovery & Reinvestment Act of 2009. The result of these events during the period was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
The Fund invests primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While the price declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities

Total Return Performance 1/31/09 – 7/31/09
Class A2	13.72%
Class B2	13.32
Class C2	13.24
Class I2	13.85
Barclays Capital Municipal Bond Index[1]	4.38
Barclays Capital High Yield Long (22+) Municipal Bond Index[1]	12.37
Lipper High Yield Municipal Debt Funds Average[1]	11.07
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

1

Eaton Vance High Yield Municipals Fund as of July 31, 2009
INVESTMENT UPDATE
during the first half of 2009, thus providing the basis for much of the Fund’s outperformance relative to the Index. Higher allocations to revenue bonds also contributed positively as general obligation bonds trailed revenue issues during the period.
The employment of leverage in the Fund, through which additional exposure to the municipal market is achieved, was yet another positive factor during the period. Leverage has the impact of enhancing returns during up markets while exacerbating performance on the downside. Given the broad rally in the municipal sector during the period, the use of leverage was a contributor to performance.1
As we move ahead, we recognize that many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage municipals in this environment – as in all others – with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on careful credit research and our decades of experience in the municipal market, has served municipal investors well over the long term.

[1]	The Fund employs leverage through the use of tender option bond (TOB) financing. The leverage created by TOB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on TOB investments.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance High Yield Municipals Fund as of July 31, 2009
PERFORMANCE INFORMATION

Fund Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETHYX	EVHYX	ECHYX	EIHYX
Average Annual Total Returns (at net asset value)
Six Months	13.72%	13.32%	13.24%	13.85%
One Year	-15.30	-15.81	-15.86	-15.08
Five Years	-1.05	-1.70	-1.74	N.A.
Ten Years	1.72	0.99	0.98	N.A.
Life of Fund†	3.65	2.86	1.72	-11.73
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	8.34%	8.32%	12.24%	13.85%
One Year	-19.35	-19.77	-16.65	-15.08
Five Years	-2.01	-2.01	-1.74	N.A.
Ten Years	1.23	0.99	0.98	N.A.
Life of Fund†	3.29	2.86	1.72	-11.73

†	Inception dates: Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97; Class I: 5/9/07.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I
Expense Ratio	1.32%	2.07%	2.07%	1.06%

Distribution Rates/Yields	Class A	Class B	Class C	Class I
Distribution Rate[3]	6.72%	6.03%	6.05%	6.93%
Taxable-Equivalent Distribution Rate[3,4]	10.34	9.28	9.31	10.66
SEC 30-day Yield[5]	6.70	6.27	6.28	7.30
Taxable-Equivalent SEC 30-day Yield[4,5]	10.31	9.65	9.66	11.23
Index Performance6 Average Annual Total Returns

		Barclays Capital High Yield Long (22+)
	Barclays Capital Municipal Bond Index	Municipal Bond Index
Six Months	4.38%	12.37%
One Year	5.11	-15.02
Five Years	4.21	0.33
Ten Years	5.14	2.41
Lipper Averages7 Average Annual Total Returns

Lipper High Yield Municipal Debt Funds Classification
Six Months	11.07%
One Year	-9.24
Five Years	0.37
Ten Years	2.24

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Six-month returns are cumulative. Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C shares reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. [2] Source: Prospectus dated 6/1/09. Includes interest expense of 0.35% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month-end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper High Yield Municipal Debt Funds Classification contained 114, 110, 78 and 58 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

3

Eaton Vance High Yield Municipals Fund as of July 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 7/31/09 is as follows, and the average rating is BBB+.

AAA	13.1%	BBB	24.2%	CCC	3.5%
AA	14.3%	BB	2.4%	Non-Rated	23.8%
A	11.8%	B	6.9%

Fund Statistics[2]

• Number of Issues:	203

• Average Maturity:	23.3 years

• Average Effective Maturity:	20.5 years

• Average Call Protection:	7.8 years

• Average Dollar Price:	$78.79

• TOB Leverage[3]:	12.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1I to the Fund’s financial statements. TOB leverage represents the amount of Floating Rate Notes outstanding at 7/31/09 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of TOBs purchased in secondary market transactions.

4

Eaton Vance High Yield Municipals Fund as of July 31, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 – July 31, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance High Yield Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Actual
Class A	$1,000.00	$1,137.20	$5.93
Class B	$1,000.00	$1,133.20	$9.89
Class C	$1,000.00	$1,132.40	$9.89
Class I	$1,000.00	$1,138.50	$4.61

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$5.61
Class B	$1,000.00	$1,015.50	$9.35
Class C	$1,000.00	$1,015.50	$9.35
Class I	$1,000.00	$1,020.50	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% for Class A shares, 1.87% for Class B shares, 1.87% for Class C shares and 0.87% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2009.

5

Eaton Vance High Yield Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.1%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 2.1%

$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$6,311,901
1,810	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,463,548
4,320	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	3,721,809
1,900	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,626,951
760	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	601,753

		$13,725,962

Education — 4.4%

$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,287,460
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	401,736
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,291,250
5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38	5,072,450

		$28,052,896

Electric Utilities — 4.5%

$3,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$1,391,005
4,920	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	1,979,168
6,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33(2)	2,953,440
5,380	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), 6.50%, 7/1/39	5,450,155
16,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	14,109,350
3,965	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,328,340

		$29,211,458

Escrowed / Prerefunded — 0.3%

$3,500	Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$1,951,810

		$1,951,810

General Obligations — 1.9%

$4,000	City of Scottsdale, AZ, (Projects of 1999 & 2000), 5.00%, 7/1/14(3)	$4,626,160
1,260	Clackamas & Washington Counties, OR, School District No. 3, 5.00%, 6/15/26	1,369,381
6,480	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	6,303,193

		$12,298,734

Health Care-Miscellaneous — 2.8%

$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,693,589
596	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	570,455
3,600	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	2,942,424
1,246	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(2)	1,278,707
1,161	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(2)	1,191,449
975	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(2)	1,000,673
183	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(2)	188,172
416	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(2)	427,793
1,152	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(2)	1,185,337
483	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(2)	497,048
966	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36(2)	987,807
290	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(2)	298,765
642	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(2)	659,705

See notes to financial statements

6

Eaton Vance High Yield Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Health Care-Miscellaneous (continued)

$531	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(2)	$545,621
4,375	Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,253,556

		$17,721,101

Hospital — 15.9%

$9,900	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,145,422
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	5,801,451
2,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,306,167
2,185	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,660,687
19,135	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39(4)	16,348,944
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	750,544
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	663,127
6,340	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,387,930
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	1,434,104
1,500	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	1,314,780
7,245	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,537,498
4,500	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,694,680
2,250	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,610,145
7,470	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,328,892
3,190	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,625,306
3,750	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,983,650
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,072,474
5,000	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	3,431,000
2,695	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.44%, 9/1/32	1,748,651
20,805	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	15,539,463
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,171,002
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,152,304
5,650	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	4,339,200
3,000	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/34	2,245,020

		$102,292,441

Housing — 3.6%

$4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19(2)	$4,105,600
1,670	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,373,007
440	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	359,062
4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49(2)	2,038,000
5,000	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(2)	4,049,900
2,940	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,419,590
1,315	Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,030,421
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	756,766
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(5)	1,759,920
4,265	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	4,237,448
1,300	Virginia Housing Development Authority, (AMT), Variable Rate, 18.827%, 10/1/35(2)(6)(7)	1,126,034

		$23,255,748

Industrial Development Revenue — 16.5%

$2,045	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,564,977
2,950	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,938,701
4,500	Alabama Industrial Development Authority Solid Waste Disposal Revenue, (AMT), 6.45%, 12/1/23	2,402,550
2,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,145,075
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	1,557,568

See notes to financial statements

7

Eaton Vance High Yield Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue (continued)

$3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	$3,903,705
6,300	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	3,469,536
3,505	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	2,854,086
3,040	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,811,939
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,963,451
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	6,495,900
12,650	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	12,017,399
2,605	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,066,755
565	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	470,600
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,013,857
16,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	11,036,640
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,226,420
7,535	New Morgan, PA, Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	7,529,349
6,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	4,743,960
4,560	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	3,515,669
1,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	801,810
5,995	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	5,096,170
8,200	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	5,355,830
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	1,629,810
6,510	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	4,791,034
10,870	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	9,386,571

		$105,789,362

Insured-Education — 1.3%

$8,500	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26	$8,561,710

		$8,561,710

Insured-Electric Utilities — 1.8%

$5,395	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (FGIC), 4.75%, 12/1/23	$4,705,681
7,810	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	6,805,712

		$11,511,393

Insured-General Obligations — 1.3%

$9,855	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$5,419,067
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,188,772
1,095	Geary County, KS, (XLCA), 3.50%, 9/1/31	827,656

		$8,435,495

Insured-Hospital — 1.1%

$7,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(1)	$7,323,802

		$7,323,802

Insured-Other Revenue — 2.1%

$10,510	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$3,073,229
10,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	2,462,000
12,700	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	1,879,346
5,650	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49(4)	6,370,940

		$13,785,515

Insured-Sewer Revenue — 0.1%

$710	Marysville, OH, Wastewater Treatment System, (AGC) (XLCA), 4.75%, 12/1/46	$633,895

		$633,895

Insured-Special Tax Revenue — 2.0%

$14,500	Miami-Dade County, FL, Professional Sports Franchise Facility, (AGC), 0.00%, 10/1/39	7,830,145

See notes to financial statements

8

Eaton Vance High Yield Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,326,360
515	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	54,188
9,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	918,140
5,460	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	501,556

		$12,630,389

Insured-Student Loan — 3.0%

$10,825	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$10,866,243
11,135	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	8,629,625

		$19,495,868

Insured-Transportation — 4.2%

$1,515	Dallas-Fort Worth, TX, International Airport, (AMBAC), (FSA), 5.00%, 11/1/32	$1,317,686
15,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	2,416,200
20,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	2,972,000
6,665	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	741,948
3,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	340,837
10,000	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	6,975,100
7,150	San Jose, CA, Airport Revenue, (AMBAC), (BHAC), (FSA), (AMT), 6.00%, 3/1/47(4)	7,223,216
20,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	4,978,600

		$26,965,587

Lease Revenue / Certificates of Participation — 3.3%

$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$21,411,810

		$21,411,810

Nursing Home — 0.9%

$2,320	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,320,232
1,085	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	910,771
2,685	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,254,943

		$5,485,946

Other Revenue — 13.0%

$112,970	Buckeye, OH, Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$1,797,353
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	225,360
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	4,448,563
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	997,650
81,635	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	952,680
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(2)	4,089,720
2,410	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	2,143,623
6,515	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	3,946,787
7,200	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	7,317,936
14,000	Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(2)	8,680,700
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	150,627
20,000	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	10,941,400
530	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	506,097
1,205	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,032,601
250	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	198,722
1,605	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,205,291
1,798	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(2)	1,422,631
3,135	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	2,397,742
1,406	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	1,351,858
9,000	Seminole Tribe, FL, Special Obligation Revenue, 5.25%, 10/1/27(2)	7,699,500
6,135	Seminole Tribe, FL, Special Obligation Revenue, 5.50%, 10/1/24(2)	5,493,279
8,410	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	8,001,779
1,640	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	1,585,946

See notes to financial statements

9

Eaton Vance High Yield Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$22,830	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	$533,309
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	5,720,096
1,040	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	1,028,362

		$83,869,612

Senior Living / Life Care — 7.1%

$2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(8)	$1,673,300
1,575	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	1,199,237
6,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	4,160,040
3,000	Cliff House Trust, PA, (AMT), 4.638%, 6/1/27(8)	1,628,760
4,150	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,002,234
2,710	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,115,751
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	5,595,450
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	4,831,260
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,115,828
5,865	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	4,919,210
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	765,880
1,560	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	992,550
1,045	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	620,678
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	2,880,647
3,475	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(9)	1,995,310
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	400,208
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	989,531
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	3,930,326
2,500	Washington State Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	1,977,475

		$45,793,675

Solid Waste — 0.4%

$2,610	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,421,897

		$2,421,897

Special Assessment Revenue — 0.6%

$2,250	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	$1,616,198
2,965	University Square, FL, Community Development District, 5.875%, 5/1/38	2,063,017

		$3,679,215

Special Tax Revenue — 7.6%

$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$738,322
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,075,898
2,865	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	2,872,879
228	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	152,689
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	3,533,187
2,980	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	1,501,652
3,515	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	2,128,122
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	21,896,881
795	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	682,515
3,980	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	1,719,639
6,255	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,381,891
2,360	Southern Hills, FL, Plantation I Community Development District, 5.80%, 5/1/35	1,334,061
3,650	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	1,639,580
4,350	Tison’s Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11(9)	1,541,205
3,505	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,529,149

		$48,727,670

See notes to financial statements

10

Eaton Vance High Yield Municipals Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 7.8%

$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$487,770
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	2,408,803
6,375	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	4,095,619
29,735	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (American Airlines, Inc.), (AMT), 5.50%, 11/1/30	10,467,909
770	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	681,419
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	779,641
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,124,920
7,150	North Texas Tollway Authority Revenue, 5.75%, 1/1/38	6,850,844
4,980	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	4,597,835
5,025	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,176,789
9,990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	10,346,210
1,500	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,240,650
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	1,016,092

		$50,274,501

Water and Sewer — 2.5%

$7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,018,893
9,990	New York Municipal Water Finance Authority, 4.75%, 6/15/33(1)	9,807,616

		$15,826,509

Total Tax-Exempt Investments — 112.1%
(identified cost $885,323,631)		$721,134,001

Other Assets, Less Liabilities — (12.1)%		$(77,864,977)

Net Assets — 100.0%		$643,269,024

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

At July 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.4%
Texas	13.1%
Massachusetts	10.4%
Others, representing less than 10% individually	74.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 5.7% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $55,639,977 or 8.6% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(5)	Security is in default and is making only partial interest payments.

(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2009.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(8)	Security is in default with respect to scheduled principal payments.

(9)	Defaulted bond.

See notes to financial statements

11

Eaton Vance High Yield Municipals Fund as of July 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2009

Assets

Investments, at value (identified cost, $885,323,631)	$721,134,001
Cash	2,198,891
Interest receivable	12,026,732
Receivable for investments sold	1,535,776
Receivable for Fund shares sold	2,263,124

Total assets	$739,158,524

Liabilities

Payable for floating rate notes issued	$88,237,000
Payable for variation margin on open financial futures contracts	865,234
Payable for open swap contracts	2,523,694
Payable for Fund shares redeemed	1,606,673
Distributions payable	1,671,324
Payable to affiliates:
Investment adviser fee	381,417
Distribution and service fees	250,347
Interest expense and fees payable	160,269
Accrued expenses	193,542

Total liabilities	$95,889,500

Net Assets	$643,269,024

Sources of Net Assets

Paid-in capital	$1,014,922,452
Accumulated net realized loss	(205,847,280)
Accumulated undistributed net investment income	1,908,938
Net unrealized depreciation	(167,715,086)

Net Assets	$643,269,024

Class A Shares

Net Assets	$449,191,462
Shares Outstanding	63,504,546
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.07
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$7.42

Class B Shares

Net Assets	$46,054,934
Shares Outstanding	6,526,362
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.06

Class C Shares

Net Assets	$141,796,592
Shares Outstanding	21,644,723
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.55

Class I Shares

Net Assets	$6,226,036
Shares Outstanding	880,168
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.07

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
July 31, 2009

Investment Income

Interest	$25,805,173

Total investment income	$25,805,173

Expenses

Investment adviser fee	$1,855,993
Distribution and service fees
Class A	536,519
Class B	228,008
Class C	660,130
Trustees’ fees and expenses	13,063
Custodian fee	150,186
Transfer and dividend disbursing agent fees	169,958
Legal and accounting services	59,339
Printing and postage	20,185
Registration fees	45,044
Interest expense and fees	314,777
Miscellaneous	45,135

Total expenses	$4,098,337

Deduct —
Reduction of custodian fee	$342

Total expense reductions	$342

Net expenses	$4,097,995

Net investment income	$21,707,178

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(14,788,062)
Financial futures contracts	1,430,013
Swap contracts	(2,413,816)

Net realized loss	$(15,771,865)

Change in unrealized appreciation (depreciation) —
Investments	$65,588,971
Financial futures contracts	1,069,274
Swap contracts	4,655,992

Net change in unrealized appreciation (depreciation)	$71,314,237

Net realized and unrealized gain	$55,542,372

Net increase in net assets from operations	$77,249,550

See notes to financial statements

12

Eaton Vance High Yield Municipals Fund as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	July 31, 2009	Year Ended
in Net Assets	(Unaudited)	January 31, 2009

From operations —
Net investment income	$21,707,178	$50,290,406
Net realized loss from investment transactions, financial futures contracts and swap contracts	(15,771,865)	(124,934,070)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	71,314,237	(217,923,949)

Net increase (decrease) in net assets from operations	$77,249,550	$(292,567,613)

Distributions to shareholders —
From net investment income
Class A	$(15,374,389)	$(35,444,633)
Class B	(1,464,176)	(3,596,107)
Class C	(4,231,108)	(9,750,062)
Class I	(161,243)	(163,111)

Total distributions to shareholders	$(21,230,916)	$(48,953,913)

Transactions in shares of beneficial interest
Proceeds from sale of shares
Class A	$68,318,208	$159,269,810
Class B	1,789,835	4,283,363
Class C	14,309,500	36,821,804
Class I	2,937,302	2,927,953
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,282,747	18,306,344
Class B	614,582	1,455,474
Class C	2,005,684	4,254,822
Class I	23,116	43,354
Cost of shares redeemed
Class A	(77,318,268)	(327,027,423)
Class B	(3,767,108)	(19,994,252)
Class C	(10,694,221)	(85,233,914)
Class I	(566,106)	(468,440)
Net asset value of shares exchanged
Class A	2,986,594	4,664,258
Class B	(2,986,594)	(4,664,258)

Net increase (decrease) in net assets from Fund share transactions	$5,935,271	$(205,361,105)

Net increase (decrease) in net assets	$61,953,905	$(546,882,631)

Net Assets

At beginning of period	$581,315,119	$1,128,197,750

At end of period	$643,269,024	$581,315,119

Accumulated undistributed net investment income included in net assets

At end of period	$1,908,938	$1,432,676

Statement of Cash Flows

For the Six Months Ended
July 31, 2009
Cash Flows From Operating Activities	(Unaudited)

Net increase in net assets from operations	$77,249,550
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(102,145,943)
Investments sold	87,858,421
Net accretion/amortization of premium (discount)	(1,891,597)
Increase in interest receivable	(49,057)
Increase in receivable for investments sold	(1,226,216)
Decrease in receivable for variation margin on open financial futures contracts	570,063
Decrease in receivable for open swap contracts	3,159,862
Decrease in payable for investments purchased	(10,152,138)
Decrease in payable for when-issued securities	(1,615,000)
Increase in payable for variation margin on open financial futures contracts	865,234
Decrease in payable for open swap contracts	(7,815,854)
Decrease in payable to affiliate for investment adviser fee	(37,776)
Increase in payable to affiliate for distribution and service fees	36,298
Decrease in interest expense and fees payable	(313,621)
Increase in accrued expenses	9,611
Net change in unrealized (appreciation) depreciation from investments	(65,588,971)
Net realized loss from investments	14,788,062

Net cash used in operating activities	$(6,299,072)

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$86,701,692
Fund shares redeemed	(92,125,654)
Cash distributions paid, net of reinvestments	(10,436,273)
Proceeds from secured borrowings	12,360,000
Repayment of secured borrowings	(9,640,000)

Net cash used in financing activities	$(13,140,235)

Net decrease in cash	$(19,439,307)

Cash at beginning of period	$21,638,198

Cash at end of period	$2,198,891

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$10,926,129

See notes to financial statements

13

Eaton Vance High Yield Municipals Fund as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended January 31,
	July 31, 2009
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$6.440		$9.780	$10.730		$10.240	$10.090	$10.230

Income (Loss) From Operations

Net investment income(1)	$0.246		$0.504	$0.490		$0.515	$0.535	$0.614
Net realized and unrealized gain (loss)	0.625		(3.351)	(0.955)		0.465	0.167	(0.125)

Total income (loss) from operations	$0.871		$(2.847)	$(0.465)		$0.980	$0.702	$0.489

Less Distributions

From net investment income	$(0.241)		$(0.493)	$(0.485)		$(0.490)	$(0.552)	$(0.629)

Total distributions	$(0.241)		$(0.493)	$(0.485)		$(0.490)	$(0.552)	$(0.629)

Net asset value — End of period	$7.070		$6.440	$9.780		$10.730	$10.240	$10.090

Total Return(2)	13.72	%(3)	(29.94)%	(4.47)%		9.76%	7.14%	5.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$449,191		$407,816	$788,563		$876,579	$505,474	$354,881
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.02	%(6)	0.97%	0.86	%(4)	0.89%	0.94%	0.99	%(5)
Interest and fee expense(7)	0.10	%(6)	0.35%	0.52%		0.52%	0.39%	0.26	%(5)
Total expenses before custodian fee reduction	1.12	%(6)	1.32%	1.38	%(4)	1.41%	1.33%	1.25	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.02	%(6)	0.96%	0.85	%(4)	0.87%	0.93%	0.98	%(5)
Net investment income	7.32	%(6)	5.97%	4.74%		4.88%	5.26%	6.17%
Portfolio Turnover of the Portfolio	—		—	—		—	—	30	%(8)
Portfolio Turnover of the Fund	13	%(3)	35%	43%		44%	27%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Annualized.

(7)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

14

Eaton Vance High Yield Municipals Fund as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended January 31,
	July 31, 2009
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$6.430		$9.750	$10.700		$10.210	$10.060	$10.200

Income (Loss) From Operations

Net investment income(1)	$0.221		$0.440	$0.412		$0.438	$0.463	$0.542
Net realized and unrealized gain (loss)	0.624		(3.336)	(0.956)		0.463	0.162	(0.129)

Total income (loss) from operations	$0.845		$(2.896)	$(0.544)		$0.901	$0.625	$0.413

Less Distributions

From net investment income	$(0.215)		$(0.424)	$(0.406)		$(0.411)	$(0.475)	$(0.553)

Total distributions	$(0.215)		$(0.424)	$(0.406)		$(0.411)	$(0.475)	$(0.553)

Net asset value — End of period	$7.060		$6.430	$9.750		$10.700	$10.210	$10.060

Total Return(2)	13.32	%(3)	(30.42)%	(5.20)%		8.97%	6.34%	4.52	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,055		$46,123	$92,895		$126,916	$143,784	$165,787
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.77	%(7)	1.72%	1.61	%(5)	1.64%	1.69%	1.74	%(6)
Interest and fee expense(8)	0.10	%(7)	0.35%	0.52%		0.52%	0.39%	0.26	%(6)
Total expenses before custodian fee reduction	1.87	%(7)	2.07%	2.13	%(5)	2.16%	2.08%	2.00	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.77	%(7)	1.71%	1.60	%(5)	1.62%	1.68%	1.73	%(6)
Net investment income	6.57	%(7)	5.23%	4.00%		4.17%	4.57%	5.46%
Portfolio Turnover of the Portfolio	—		—	—		—	—	30	%(9)
Portfolio Turnover of the Fund	13	%(3)	35%	43%		44%	27%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Annualized.

(8)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

15

Eaton Vance High Yield Municipals Fund as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended January 31,
	July 31, 2009
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$5.970		$9.050	$9.930		$9.470	$9.340	$9.470

Income (Loss) From Operations

Net investment income(1)	$0.205		$0.408	$0.382		$0.403	$0.422	$0.498
Net realized and unrealized gain (loss)	0.575		(3.095)	(0.885)		0.439	0.148	(0.115)

Total income (loss) from operations	$0.780		$(2.687)	$(0.503)		$0.842	$0.570	$0.383

Less Distributions

From net investment income	$(0.200)		$(0.393)	$(0.377)		$(0.382)	$(0.440)	$(0.513)

Total distributions	$(0.200)		$(0.393)	$(0.377)		$(0.382)	$(0.440)	$(0.513)

Net asset value — End of period	$6.550		$5.970	$9.050		$9.930	$9.470	$9.340

Total Return(2)	13.24	%(3)	(30.40)%	(5.19)%		9.03%	6.24%	4.40	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$141,797		$123,933	$244,680		$265,002	$168,029	$103,868
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.77	%(7)	1.72%	1.61	%(6)	1.64%	1.69%	1.74	%(5)
Interest and fee expense(8)	0.10	%(7)	0.35%	0.52%		0.52%	0.39%	0.26	%(5)
Total expenses before custodian fee reduction	1.87	%(7)	2.07%	2.13	%(6)	2.16%	2.08%	2.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.77	%(7)	1.71%	1.60	%(6)	1.62%	1.68%	1.73	%(5)
Net investment income	6.55	%(7)	5.23%	3.99%		4.13%	4.49%	5.41%
Portfolio Turnover of the Portfolio	—		—	—		—	—	30	%(9)
Portfolio Turnover of the Fund	13	%(3)	35%	43%		44%	27%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

16

Eaton Vance High Yield Municipals Fund as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	July 31, 2009		Year Ended	Period Ended
	(Unaudited)		January 31, 2009	January 31, 2008(1)

Net asset value — Beginning of period	$6.440		$9.780	$10.720

Income (Loss) From Operations

Net investment income(2)	$0.253		$0.520	$0.358
Net realized and unrealized gain (loss)	0.626		(3.345)	(0.923)

Total income (loss) from operations	$0.879		$(2.825)	$(0.565)

Less Distributions

From net investment income	$(0.249)		$(0.515)	$(0.375)

Total distributions	$(0.249)		$(0.515)	$(0.375)

Net asset value — End of period	$7.070		$6.440	$9.780

Total Return(3)	13.85	%(4)	(29.75)%	(5.33	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,226		$3,442	$2,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(5)	0.71%	0.61	%(5)
Interest and fee expense(6)	0.10	%(5)	0.35%	0.52	%(5)
Total expenses before custodian fee reduction	0.87	%(5)	1.06%	1.13	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.77	%(5)	0.70%	0.60	%(5)
Net investment income	7.46	%(5)	6.57%	4.94	%(5)
Portfolio Turnover	13	%(4)	35%	43	%(7)

(1)	For the period from the start of business, May 9, 2007, to January 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended January 31, 2008.

See notes to financial statements

17

Eaton Vance High Yield Municipals Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to achieve high current income exempt from regular federal income tax. The Fund primarily invests in high yielding municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service, as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $102,143,109 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on January 31, 2011 ($7,890,749), January 31, 2012 ($707,905), January 31, 2013 ($23,032,310), January 31, 2014 ($6,453,293), January 31, 2016 ($14,863,328) and January 31, 2017 ($49,195,524).

18

Eaton Vance High Yield Municipals Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Additionally, at January 31, 2009, the Fund had a net capital loss of $92,606,344 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2010.

As of July 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended January 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (FAS 140), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2009, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $88,237,000 and $133,026,585, respectively. The range of interest rates on Floating Rate Notes outstanding at July 31, 2009 was 0.31% to 0.56%. The Fund may enter into shortfall and forbearance agreements with the broker by which the

19

Eaton Vance High Yield Municipals Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2009.

The Fund may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money for purposes of making investments. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts’ terms.

K  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N  Interim Financial Statements — The interim financial statements relating to July 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same

20

Eaton Vance High Yield Municipals Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $500 million	0.350%	3.50%
$500 million up to $750 million	0.325	3.25
$750 million up to $1 billion	0.300	3.25
$1 billion up to $1.5 billion	0.300	3.00

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended July 31, 2009, the investment adviser fee amounted to $1,855,993, representing 0.61% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2009, EVM earned $8,028 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received $24,107 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2009. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2009 amounted to $536,519 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended July 31, 2009, the Fund paid or accrued to EVD $171,006 and $495,098 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $21,564,000 and $26,989,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended July 31, 2009 amounted to $57,002 and $165,032 for Class B and Class C shares, respectively.

21

Eaton Vance High Yield Municipals Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended July 31, 2009, the Fund was informed that EVD received approximately $5,000, $41,000 and $6,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $102,145,943 and $87,858,421, respectively, for the six months ended July 31, 2009.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	July 31, 2009	Year Ended
Class A	(Unaudited)	January 31, 2009

Sales	10,129,690	19,545,172
Issued to shareholders electing to receive payments of distributions in Fund shares	1,215,356	2,277,480
Redemptions	(11,586,035)	(39,709,633)
Exchange from Class B shares	442,045	563,415

Net increase (decrease)	201,056	(17,323,566)

	Six Months Ended
	July 31, 2009	Year Ended
Class B	(Unaudited)	January 31, 2009

Sales	262,249	517,184
Issued to shareholders electing to receive payments of distributions in Fund shares	90,420	183,107
Redemptions	(560,428)	(2,487,329)
Exchange to Class A shares	(442,761)	(564,898)

Net decrease	(650,520)	(2,351,936)

	Six Months Ended
	July 31, 2009	Year Ended
Class C	(Unaudited)	January 31, 2009

Sales	2,260,395	4,866,296
Issued to shareholders electing to receive payments of distributions in Fund shares	317,501	575,032
Redemptions	(1,704,214)	(11,708,453)

Net increase (decrease)	873,682	(6,267,125)

	Six Months Ended
	July 31, 2009	Year Ended
Class I	(Unaudited)	January 31, 2009

Sales	426,510	383,877
Issued to shareholders electing to receive payments of distributions in Fund shares	3,371	5,239
Redemptions	(84,060)	(65,407)

Net increase	345,821	323,709

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$795,509,249

Gross unrealized appreciation	$4,160,120
Gross unrealized depreciation	(166,772,368)

Net unrealized depreciation	$(162,612,248)

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the

22

Eaton Vance High Yield Municipals Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2009.

10   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2009 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

9/09	443 U.S. Treasury Bond	Short	$(51,715,238)	$(52,717,000)	$(1,001,762)

Interest Rate Swaps
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$26,275,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(2,523,694)

$(2,523,694)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities” effective February 1, 2009. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) and whose primary underlying risk exposure is interest rate risk at July 31, 2009 were as follows:

	Fair Value
	Asset Derivatives	Liability Derivatives

Futures Contracts	$—	$(1,001,762	)(1)
Interest Rate Swaps	—	(2,523,694	)(2)

Total	$—	$(3,525,456)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2009 was as follows:

		Change in Unrealized
	Realized Gain	Appreciation (Depreciation)
	(Loss) on Derivatives	on Derivatives Recognized
Derivative	Recognized in Income(1)	in Income(2)

Futures Contracts	$1,430,013	$1,069,274
Interest Rate Swaps	(2,413,816)	4,655,992

Total	$(983,803)	$5,725,266

(1)	Statement of Operations location: Net realized gain (loss) — Financial futures contracts and Net realized gain (loss) — swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) — Financial futures contracts and Change in unrealized appreciation (depreciation) — swap contracts, respectively.

The average notional amount of future contracts and interest rate swaps outstanding during the six months ended July 31, 2009 were approximately $79,586,000 and $32,118,000, respectively.

23

Eaton Vance High Yield Municipals Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

11   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$721,134,001	$—	$721,134,001

Total	$—	$721,134,001	$—	$721,134,001

Liability Description

Futures Contracts	$(1,001,762)	$—	$—	$(1,001,762)
Interest Rate Swaps	—	(2,523,694)	—	(2,523,694)

Total	$(1,001,762)	$(2,523,694)	$—	$(3,525,456)

The Fund held no investments or other financial instruments as of January 31, 2009 whose fair value was determined using Level 3 inputs.

12   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended July 31, 2009, events and transactions subsequent to July 31, 2009 through September 15, 2009, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

24

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance High Yield Municipals Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

26

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance High Yield Municipals Fund

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

James H. Evans
Vice President

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Yield Municipals Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

416-9/09	HYSRC

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report July 31, 2009

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES FUND

S e m i a n n u a l R e p o r t J u l y 3 1 , 2 0 0 9 EATON VANCE TAX- ADVANTAGED BOND STRATEGIES FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions
James H. Evans, CFA
Portfolio Manager
It is a pleasure to welcome shareholders to Eaton Vance Tax-Advantaged Bond Strategies Fund (TABS). During the period from the Fund’s inception on March 27, 2009, through July 31, 2009, investors began to see signs of hope as the capital markets generally rallied and began to stabilize. With the memory of last year’s hair-raising dislocation fading after six months, municipal bonds rebounded during the period. Much of the demand came from investors who had sought the relative safety of U.S. Treasury obligations in 2008. Following first quarter results that included the best three months for the municipal sector in more than five years, renewed confidence and an appetite for munis coalesced with congressional legislative efforts to support the municipal market. Congressional efforts largely focused on reducing tax-exempt municipal supply through the Build America Bonds program (which provides a federal subsidy for the borrowing costs of state and local governments) and the federal stimulus provided to states through the American Recovery & Reinvestment Act of 2009. Despite these positives, the muni market’s rally cooled at the end of May and during June and July, as heavier-than-expected “visible supply” (new issuance expected over a short period) led some buyers to wait for newer, cheaper municipal paper in the primary market rather than invest in the secondary market.
Nevertheless, after a strong first quarter, the Barclays Capital 5-Year Municipal Bond Index (the Index)—a broad-based, unmanaged index of municipal bonds and the Fund’s primary benchmark—rose 2.64% between March 31, 2009, and July 31, 2009.1

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
Relative to the Index,1 the Fund underperformed from its inception on March 27, 2009 to July 31, 2009.
During the period, the Fund was invested solely in securities rated AAA or AA and prerefunded obligations backed by U.S. Treasuries and/or government agency securities, which limited its performance relative to the Index. For its investments in municipal bonds, the Fund focused on high-quality, essential-service revenue, general obligation and prerefunded bonds. The Fund’s underperformance was largely due to its focus on the highest-quality portion of the fixed-income market during a period in which lower-quality bonds outperformed higher-quality. The Index has a weighting of 24% in bonds that are rated below AA.
Performance was also limited by the execution of the Fund’s “crossover” allocation strategy, which, in this case, involved reducing the Fund’s municipal bond allocation and increasing the allocation to taxable bonds. Beginning in early June, yields on intermediate-term municipal securities started declining significantly relative to yields on U.S. Treasuries and government agency securities. This change in relative yields caused taxable bonds to become increasingly cheap relative to municipals. Accordingly, as the ratio of municipal yields to the yield on taxable bonds approached the Fund’s crossover target range, the Fund started to sell municipals and buy U.S. government securities—primarily Treasuries. During June and July, munis became increasingly expensive relative to taxable bonds, providing investors with a higher yield on Treasuries

Total Return Performance 3/27/09 – 7/31/09
Class A2	2.20%
Class C2	2.03
Class I2	2.29

Total Return Performance 3/31/09 – 7/31/09
Barclays Capital 5-Year Municipal Bond Index[1]	2.64%

See page 3 for more performance information.

[1]	Index return is available as of month end only. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

[2]	These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of expenses to the investment adviser and administrator, the returns would be lower.

1

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009
INVESTMENT UPDATE
relative to munis. As of July 31, 2009, the Fund’s portfolio included 26% allocated to taxable securities and 54% to municipals. In addition to producing a higher after-tax yield, the taxable securities may provide the opportunity for relative price appreciation when yield relationships return to normal. The Fund maintained a cash position of 20% for liquidity and to balance investments in municipal securities with maturities in the 8 to 10-year maturity range, where yields (due to a steep yield curve) and yield relationships were more favorable at the end of the period.
As we look ahead, management expects that municipal-to-Treasury yield ratios will be volatile throughout the second half of the year, creating potential crossover opportunities for the Fund. As in all market environments, we will continue to actively manage client investments in today’s market with an after-tax, total-return-focused, relative-value approach. Management believes this approach, which is based on investment in highly rated municipal bonds (and taxable U.S. Treasury and/or U.S. government agency bonds at times when municipal investments appear overvalued), may provide tax-conscious investors with a high-quality core fixed-income component for their investment portfolios.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009
PERFORMANCE INFORMATION

Fund Performance[1]	Class A	Class C	Class I
Share Class Symbol	EABSX	ECBSX	EIBSX
Cumulative Total Returns (at net asset value)
Life of Fund†	2.20%	2.03%	2.29%
SEC Cumulative Total Returns (including sales charge or applicable CDSC)
Life of Fund†	-0.10%	1.03%	2.29%

†	Inception dates: Class A: 3/27/09; Class C: 3/27/09; Class I: 3/27/09. Returns are cumulative since inception of each share class.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I
Gross Expense Ratio	1.02%	1.77%	0.77%
Net Expense Ratio	0.90	1.65	0.65

Distribution Rates/Yields	Class A	Class C	Class I
Distribution Rate[3]	1.95%	1.21%	2.20%
SEC 30-day Yield[4]	0.67	0.17	1.07

Index Performance[5] (Cumulative Total Return 3/31/09 – 7/31/09)

Barclays Capital 5-Year Municipal Bond Index		2.64%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Cumulative Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Return for Class A shares reflects the maximum 2.25% sales charge. SEC Cumulative Total Return for Class C shares reflects a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value. [2] Source: Prospectus dated 3/27/09. Net Expense Ratio reflects a contractual expense limitation that continues through May 31, 2010. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [5] It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

3

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009
PORTFOLIO COMPOSITION

Rating Distribution[1]

By net assets

Fund Statistics

• Number of Issues:	71

• Average Maturity:	5.4 years

• Average Effective Maturity:	5.4 years

• Average Dollar Price:	$110.05

[1]	Rating Distribution is determined by dividing the total market value of the issues by the net assets of the Fund. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

4

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 27, 2009 – July 31, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2009 – July 31, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(3/27/09)	(7/31/09)	(3/27/09 – 7/31/09)

Actual*
Class A	$1,000.00	$1,022.00	$3.17	***
Class C	$1,000.00	$1,020.30	$5.80	***
Class I	$1,000.00	$1,022.90	$2.29	***

*	The Fund had not commenced operations on February 1, 2009. Actual expenses are equal to the Fund’s annualized expense ratio of 0.90% for Class A shares, 1.65% for Class C shares and 0.65% for Class I shares, multiplied by the average account value over the period, multiplied by 127/365 (to reflect the period from commencement of operations on March 27, 2009 to July 31, 2009). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 27, 2009.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(2/1/09)	(7/31/09)	(2/1/09 – 7/31/09)

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	***
Class C	$1,000.00	$1,016.60	$8.25	***
Class I	$1,000.00	$1,021.60	$3.26	***

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.90% for Class A shares, 1.65% for Class C shares and 0.65% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 27, 2009.

***	Absent an allocation of expenses to the investment adviser and administrator, expenses would be higher.

5

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 53.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.7%

$400	University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	$442,616
800	University of Texas, 5.00%, 8/15/12	894,776
1,000	Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/14	1,141,450
245	Virginia Public School Authority, 4.00%, 7/15/13	270,144
310	Virginia Public School Authority, 5.00%, 8/1/13	354,085

		$3,103,071

Electric Utilities — 1.0%

$1,000	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/19	$1,128,190

		$1,128,190

Escrowed / Prerefunded — 10.3%

$2,000	Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$2,259,000
325	Brazosport, TX, Independent School District, Prerefunded to 2/15/13, 5.50%, 2/15/20	373,032
1,000	Burlington County, NJ, Bridge Commission, Prerefunded to 8/15/12, 5.25%, 8/15/21	1,130,270
400	Cypress-Fairbanks, TX, Independent School District, Prerefunded to 2/15/14, 5.375%, 2/15/22	464,764
750	Dearborn, MI, School District, Prerefunded to 5/1/12, 5.00%, 5/1/22	829,545
200	Massachusetts, Prerefunded to 9/1/09, 5.75%, 9/1/13	202,878
145	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	154,096
700	Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/13, 5.25%, 8/1/33	807,877
5,000	Monroe County, PA, Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	5,828,650

		$12,050,112

General Obligations — 23.2%

$390	Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$445,298
250	Aldine, TX, Independent School District, 3.50%, 2/15/14	268,838
250	Austin, TX, Independent School District, 5.25%, 8/1/15	292,580
1,000	Cary, NC, 4.00%, 6/1/20	1,066,390
195	Cary, NC, 5.00%, 6/1/18	229,427
45	College Station, TX, 3.50%, 2/15/14	47,864
225	Connecticut, 5.75%, 11/1/19	271,132
1,000	Danbury, CT, 3.00%, 7/15/14	1,059,330
420	Duluth, MN, 4.00%, 2/1/13	457,472
190	Elmbrook, WI, School District, 4.00%, 4/1/13	206,526
700	Fairfax County, VA, 5.00%, 4/1/15	816,039
3,000	Fort Worth, TX, Independent School District, 5.00%, 2/15/19	3,392,910
150	Gwinnett County, GA, School District, 5.00%, 2/1/13	169,535
450	Johnson County, KS, Unified School District No. 512, Shawnee Mission, 4.00%, 10/1/12	491,234
1,470	Maryland, 5.00%, 3/1/13	1,665,892
1,000	Minnesota, 5.00%, 12/1/17	1,179,650
1,000	Minnesota, 5.00%, 6/1/18	1,174,840
145	Monmouth County, NJ, 4.25%, 9/15/12	159,778
500	New Hanover County, NC, 5.00%, 12/1/18(1)	584,855
1,000	New Hanover County, NC, 5.00%, 12/1/19(1)	1,169,560
2,200	Ohio, 5.00%, 9/15/19	2,537,766
230	Tyler, TX, Independent School District, 4.00%, 2/15/14	250,123
2,000	Wake County, NC, 4.00%, 2/1/15	2,217,260
5,000	Wake County, NC, 5.00%, 3/1/15	5,811,600
1,000	Wayzata, MN, Independent School District No. 284, 4.00%, 2/1/14	1,094,690

		$27,060,589

Industrial Development Revenue — 1.8%

$2,000	Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15(1)	$2,110,500

		$2,110,500

Insured-Escrowed / Prerefunded — 10.3%

$1,695	Chicago, IL, (FSA), Prerefunded to 1/1/14, 5.25%, 1/1/29	$1,951,911
1,500	Coral Gables, FL, Health Facilities Authority, (Mariners Hospital), (FSA), Prerefunded to 8/15/14, 5.00% to 8/15/14 (Put Date), 8/15/34	1,728,270
1,150	Coral Gables, FL, Health Facilities Authority, (Mariners Hospital), (FSA), Prerefunded to 8/15/14, 5.25%, 8/15/24	1,338,784
290	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, (AMBAC), Prefunded to 7/15/13, 5.25%, 7/15/17	333,167
1,800	Indiana Transportation Finance Authority, (FGIC), Prerefunded to 6/1/14, 5.25%, 6/1/24	2,096,442
1,390	Indiana Transportation Finance Authority, (FGIC), Prerefunded to 6/1/14, 5.25%, 6/1/29	1,618,919

See notes to financial statements

6

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Escrowed / Prerefunded (continued)

$1,000	Pennsylvania, (FSA), Prerefunded to 5/1/12, 5.50%, 5/1/18	$1,123,050
750	Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	855,165
1,000	West Bloomfield, MI, School District, (FGIC), Prerefunded to 5/1/10, 5.85%, 5/1/16	1,041,220

		$12,086,928

Insured-General Obligations — 1.8%

$600	Cincinnati, OH, (NPFG), 5.00%, 12/1/12	$676,224
75	Pennsylvania, (FSA), 5.00%, 9/1/14	86,552
200	Pennsylvania, (NPFG), 5.00%, 7/1/14	224,176
1,000	Spotsylvania County, VA, (FSA), 5.00%, 1/15/13	1,128,420

		$2,115,372

Insured-Other Revenue — 0.1%

$80	New Mexico Finance Authority, (NPFG), 4.00%, 6/1/11	$84,327

		$84,327

Insured-Transportation — 0.7%

$750	New Mexico Finance Authority, State Transportation Revenue, (AMBAC), 5.00%, 6/15/14	$852,262

		$852,262

Insured-Water and Sewer — 0.1%

$60	Everett, WA, Water and Sewer Revenue, (NPFG), 4.50%, 7/1/10	$62,215

		$62,215

Lease Revenue / Certificates of Participation — 0.4%

$400	Gwinnett County, GA, Water and Sewerage Authority, 5.00%, 8/1/14	$463,392

		$463,392

Other Revenue — 0.5%

$550	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	$634,310

		$634,310

Transportation — 0.3%

$250	Maryland State Department of Transportation, 5.00%, 3/1/13	$283,220
95	Oregon State Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/12	107,132

		$390,352

Water and Sewer — 0.7%

$275	Oxford, AL, Waterworks and Sewer Board, 3.00%, 12/1/14	$279,587
495	Oxford, AL, Waterworks and Sewer Board, 3.25%, 12/1/15	500,905

		$780,492

Total Tax-Exempt Investments — 53.9%
(identified cost $60,775,796)		$62,922,112

U.S. Government Agency Obligations — 3.4%

Principal Amount
(000’s omitted)	Security	Value

$2,000	Federal Home Loan Bank, 3.625%, 10/18/13	$2,086,770
1,700	Federal Home Loan Bank, 5.375%, 5/18/16	1,903,262

Total U.S. Government Agency Obligations — 3.4%
(identified cost $3,971,365)		$3,990,032

U.S. Treasury Obligations — 23.0%

Principal Amount
(000’s omitted)	Security	Value

$3,000	U.S. Treasury Notes, 1.50%, 7/15/12	$2,992,509
500	U.S. Treasury Notes, 2.25%, 5/31/14	494,647
7,500	U.S. Treasury Notes, 2.625%, 6/30/14	7,542,172
3,500	U.S. Treasury Notes, 3.125%, 9/30/13	3,633,164

See notes to financial statements

7

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

$1,000	U.S. Treasury Notes, 3.25%, 5/31/16	$1,009,454
10,450	U.S. Treasury Notes, 4.25%, 8/15/15	11,237,836

Total U.S. Treasury Obligations — 23.0%
(identified cost $26,928,395)		$26,909,782

Total Investments — 80.3%
(identified cost $91,675,556)		$93,821,926

Other Assets, Less Liabilities — 19.7%		$22,989,976

Net Assets — 100.0%		$116,811,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2009, 16.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 7.8% of total investments.

(1)	When-issued or delayed delivery security.

See notes to financial statements

8

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2009

Assets

Investments, at value (identified cost, $91,675,556)	$93,821,926
Cash	22,500,823
Interest receivable	999,697
Receivable for investments sold	3,257,363
Receivable for Fund shares sold	1,625,877
Receivable from affiliate	41,128
Prepaid expenses	25,919

Total assets	$122,272,733

Liabilities

Payable for investments purchased	$1,449,272
Payable for when-issued or delayed delivery securities	3,847,645
Payable for Fund shares redeemed	50,003
Distributions payable	12,930
Payable to affiliates:
Investment adviser fee	48,874
Distribution and service fees	7,753
Accrued expenses	44,354

Total liabilities	$5,460,831

Net Assets	$116,811,902

Sources of Net Assets

Paid-in capital	$112,713,272
Accumulated net realized gain	2,042,571
Accumulated distributions in excess of net investment income	(90,311)
Net unrealized appreciation	2,146,370

Net Assets	$116,811,902

Class A Shares

Net Assets	$25,497,959
Shares Outstanding	2,510,140
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.16
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.39

Class C Shares

Net Assets	$7,261,005
Shares Outstanding	714,683
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.16

Class I Shares

Net Assets	$84,052,938
Shares Outstanding	8,278,689
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.15

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Period Ended
July 31, 2009

Investment Income

Interest	$748,779

Total investment income	$748,779

Expenses

Investment adviser fee	$162,370
Distribution and service fees
Class A	5,372
Class C	5,347
Trustees’ fees and expenses	2,109
Custodian fee	22,421
Transfer and dividend disbursing agent fees	2,331
Legal and accounting services	35,609
Printing and postage	9,637
Registration fees	23,760
Miscellaneous	5,297

Total expenses	$274,253

Deduct —
Reduction of custodian fee	$121
Allocation of expenses to affiliate	71,521

Total expense reductions	$71,642

Net expenses	$202,611

Net investment income	$546,168

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,042,571

Net realized gain	$2,042,571

Change in unrealized appreciation (depreciation) —
Investments	$(440,555)

Net change in unrealized appreciation (depreciation)	$(440,555)

Net realized and unrealized gain	$1,602,016

Net increase in net assets from operations	$2,148,184

See notes to financial statements

9

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statement of Changes in Net Assets

Increase (Decrease)	Period Ended
in Net Assets	July 31, 2009(1)

From operations —
Net investment income	$546,168
Net realized gain from investment transactions	2,042,571
Net change in unrealized appreciation (depreciation) from investments	(440,555)

Net increase in net assets from operations	$2,148,184

Distributions to shareholders —
From net investment income
Class A	$(37,249)
Class C	(5,745)
Class I	(593,485)

Total distributions to shareholders	$(636,479)

Transactions in shares of beneficial interest
Proceeds from sale of shares
Class A	$25,602,158
Class C	7,212,331
Class I	10,056,039
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	26,670
Class C	3,379
Class I	575,820
Cost of shares redeemed
Class A	(360,230)
Class C	(73)
Class I	(4,644,000)
Issued in connection with tax-free reorganization (see Note 11)
Class I	76,828,103

Net increase in net assets from Fund share transactions	$115,300,197

Net increase in net assets	$116,811,902

Net Assets

At beginning of period	$—

At end of period	$116,811,902

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(90,311)

(1)	For the period from the start of business, March 27, 2009, to July 31, 2009.

See notes to financial statements

10

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Period Ended
	July 31, 2009
	(Unaudited)

Net asset value — Beginning of period	$10.000	(1)

Income (Loss) From Operations

Net investment income(2)	$0.057
Net realized and unrealized gain	0.172

Total income from operations	$0.229

Less Distributions

From net investment income	$(0.069)

Total distributions	$(0.069)

Net asset value — End of period	$10.160

Total Return(3)	2.20	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,498
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.90	%(7)
Net investment income	1.63	%(7)
Portfolio Turnover	69	%(4)

(1)	For the period from the start of business, March 27, 2009, to July 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser and administrator subsidized certain operating expenses equal to 0.24% of average daily net assets for the period ended July 31, 2009. Absent this subsidy, total return would be lower.

(7)	Annualized.

See notes to financial statements

11

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Period Ended
	July 31, 2009
	(Unaudited)

Net asset value — Beginning of period	$10.000	(1)

Income (Loss) From Operations

Net investment income(2)	$0.030
Net realized and unrealized gain	0.173

Total income from operations	$0.203

Less Distributions

From net investment income	$(0.043)

Total distributions	$(0.043)

Net asset value — End of period	$10.160

Total Return(3)	2.03	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,261
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.65	%(7)
Net investment income	0.86	%(7)
Portfolio Turnover	69	%(4)

(1)	For the period from the start of business, March 27, 2009, to July 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser and administrator subsidized certain operating expenses equal to 0.24% of average daily net assets for the period ended July 31, 2009. Absent this subsidy, total return would be lower.

(7)	Annualized.

See notes to financial statements

12

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Period Ended
	July 31, 2009
	(Unaudited)

Net asset value — Beginning of period	$10.000	(1)

Income (Loss) From Operations

Net investment income(2)	$0.066
Net realized and unrealized gain	0.162

Total income from operations	$0.228

Less Distributions

From net investment income	$(0.078)

Total distributions	$(0.078)

Net asset value — End of period	$10.150

Total Return(3)	2.29	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$84,053
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.65	%(7)
Net investment income	1.89	%(7)
Portfolio Turnover	69	%(4)

(1)	For the period from the start of business, March 27, 2009, to July 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser and administrator subsidized certain operating expenses equal to 0.24% of average daily net assets for the period ended July 31, 2009. Absent this subsidy, total return would be lower.

(7)	Annualized.

See notes to financial statements

13

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on March 27, 2009. The Fund’s investment objective is after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to

14

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2009 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. For the period ended July 31, 2009, the investment adviser and administration fee amounted to $162,370 or 0.55% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.90%, 1.65% and 0.65% annually for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2010. Pursuant to this agreement, EVM was allocated $71,521 of the Fund’s operating expenses for the period ended July 31, 2009. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended July 31, 2009, EVM earned no sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,077 as its portion of the sales charge on sales of Class A shares for the period ended July 31, 2009. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the

15

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

period ended July 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended July 31, 2009 amounted to $5,372 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the period ended July 31, 2009, the Fund paid or accrued to EVD $4,010 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At July 31, 2009, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $415,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period ended July 31, 2009 amounted to $1,337 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a

1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the period ended July 31, 2009, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, for the period ended July 31, 2009 were as follows:

Purchases

Investments (non-U.S. Government)	$40,681,656
U.S. Government and Agency Securities	30,907,379

$71,589,035

Sales

Investments (non-U.S. Government)	$54,383,184
U.S. Government and Agency Securities	—

$54,383,184

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
Class A	July 31, 2009(1)

Sales	2,543,436
Issued to shareholders electing to receive payments of distributions in Fund shares	2,636
Redemptions	(35,932)

Net increase	2,510,140

16

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Period Ended
Class C	July 31, 2009(1)

Sales	714,357
Issued to shareholders electing to receive payments of distributions in Fund shares	334
Redemptions	(8)

Net increase	714,683

Period Ended
Class I	July 31, 2009(1)

Sales	999,803
Issued in connection with tax-free reorganization (see Note 11)	7,682,810
Issued to shareholders electing to receive payments of distributions in Fund shares	57,103
Redemptions	(461,027)

Net increase	8,278,689

(1)	For the period from the start of business, March 27, 2009, to July 31, 2009.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$91,675,415

Gross unrealized appreciation	$2,189,492
Gross unrealized depreciation	(42,981)

Net unrealized appreciation	$2,146,511

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period ended July 31, 2009.

10   Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair

Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Significant
	Quoted Prices in	Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$62,922,112	$—	$62,922,112
U.S. Government Agency Obligations	—	3,990,032	—	3,990,032
U.S. Treasury Obligations	—	26,909,782	—	26,909,782

Total	$—	$93,821,926	$—	$93,821,926

11   Reorganization

As of the close of business on March 26, 2009, the Fund acquired substantially all the assets and assumed all the liabilities of M.D. Sass TABS: Municipal LLC, a private investment fund whose managing member was EVM, and M.D. Sass High Quality Municipal/Treasury Partnership, L.P., a partnership whose general partner was EVM, collectively referred to as the MDS Funds, pursuant to a plan of reorganization approved by the interest holders of the MDS Funds. Prior to this acquisition, the Fund had not commenced operations and had no assets. The acquisition was accomplished by a tax-free exchange of 7,682,810 Class I shares of the Fund for the net assets of the MDS Funds on March 26, 2009 aggregating $76,828,103, including net unrealized appreciation of $2,586,925.

17

Eaton Vance Tax-Advantaged Bond Strategies Fund as of July 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

12   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the period ended July 31, 2009, events and transactions subsequent to July 31, 2009 through September 17, 2009, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

18

Eaton Vance Tax-Advantaged Bond Strategies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on December 15, 2008, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative services agreement of the Eaton Vance Tax-Advantaged Bond Strategies Fund (the “Fund”) with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished with respect to the Fund at its November 17, 2008 and December 15, 2008 meetings as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and its record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity plans of the Adviser and its affiliates

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser (which is also the administrator); and
•	The terms of the advisory agreement of the Fund.

19

Eaton Vance Tax-Advantaged Bond Strategies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory and administrative services agreement between the Fund and the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory and administrative services agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative services agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. In particular, the Board considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund, and their experience in analyzing factors such as tax efficiency and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. In this regard, the Board considered the performance results previously achieved by such investment professionals in managing other accounts using investment strategies and techniques similar to those to be used in managing the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid by the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative services agreement.

Fund Performance

Because the Fund had not yet commenced operations, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund.

20

Eaton Vance Tax-Advantaged Bond Strategies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that the advisory fee structure, which includes breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to share such benefits equitably.

21

Eaton Vance Tax-Advantaged Bond Strategies Fund

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

James H. Evans
Vice President

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

22

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Investment Adviser
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Advantaged Bond Strategies Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3940-9/09	TABS-SRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date:    September 11, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date:    September 11, 2009

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date:    September 11, 2009